UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Item 1. Reports to Stockholders.

Annual Report

August 31, 2020

Nationwide ETFs

Nationwide Risk-Based U.S. Equity ETF | RBUS

Nationwide Risk-Based International Equity ETF | RBIN

Nationwide Maximum Diversification U.S. Core Equity ETF | MXDU

Nationwide Risk-Managed Income ETF | NUSI

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Nationwide ETFs

Letters to Investors (Unaudited)	Nationwide Risk-Based U.S. Equity ETF

August 31, 2020

Dear Investors,

On behalf of the entire team, I would like to thank you for investing in the Nationwide Risk-Based U.S. Equity ETF (the “Fund”). The information that follows pertains to the 1-year reporting period from September 1, 2019 through August 31, 2020.

The Fund experienced positive performance during the reporting period, returning 13.00% at net asset value (“NAV”) versus 21.94% for the Fund’s benchmark, the S&P 500® Index. The median return of the Fund’s Morningstar® peer category, U.S. Large Blend, during the reporting period was 16.12%, with the Fund ranking in the 72nd percentile, based on cumulative performance. The Fund’s underlying index, the Rothschild & Co Risk-Based US IndexSM, returned 13.27% over the same period. The Fund did not hold derivatives during the reporting period.

The Fund underperformed the S&P 500® Index by 8.94% during the reporting period with the portfolio’s relative underperformance during this period being primarily attributed to a significant underweight allocation to the Information Technology sector, the best performing sector for the benchmark. Not owning Apple, Inc., a strong performing stock and the Information Technology sector’s largest holding, contributed to the Fund’s underweight to the sector and relative underperformance. An underweight in the Consumer Discretionary sector, driven by an underweight position in Amazon.com, Inc., also a strong performer, weighed on the Fund’s relative performance. Additionally, the Fund’s overweight to, and underperformance from, the Utilities sector, a defensive sector and performance laggard, further dampened relative performance.

Conversely, contributing to relative outperformance was the portfolio’s strong return from the Health Care sector – led by portfolio holding Moderna, Inc., up sharply during the reporting period on optimism related to the company’s potential COVID-19 vaccine. Also contributing to relative outperformance was the Fund’s underweight to the Energy sector, the benchmark’s worst performing sector, and an underweight to the Financials sector, the benchmark’s second worst performer.

Top individual detractors from relative Fund performance during the reporting period were Apple, Inc., Amazon.com, Inc., and Microsoft Corporation, due to the portfolio not owning Apple or Microsoft, and being underweight in Amazon, as each stock significantly outperformed the benchmark.

Top individual contributors to relative Fund performance during the reporting period were underweight positions in oil and gas company Exxon Mobil Corporation, aerospace manufacturer Boeing Company, .and Wells Fargo & Company, a financial services company, as each stock was a poor performer and large weight in the benchmark.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Subadviser: Vident Investment Advisory, LLC

Portfolio Managers: Rafael Zayas, CFA and Austin Wen, CFA

Letters to Investors (Unaudited) (Continued)	Nationwide Risk-Based U.S. Equity ETF

August 31, 2020

Must be preceded or accompanied by a prospectus.

Morningstar Rankings represent a fund’s total-return percentile rank relative to all funds that have the same Morningstar Category. The highest percentile rank is 1 and the lowest is 100. It is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees. Past performance does not guarantee future results.

© 2020 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar (2) may not be copied or distributed and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any Fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedule of Investments in this report.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC. NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs. Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI. Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Index Definitions

Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

The Rothschild & Co Risk-Based US IndexSM “Index”) is a rules-based, equal risk-weighted index that provides exposure to large-cap U.S. listed companies. The Index seeks to lower volatility, reduce maximum drawdown, and enhance the Sharpe ratio, all without curtailing returns.

The Index is a product of, the marketing name for, and a licensed trademark of Rothschild Risk Based Investments LLC (collectively with its affiliates, “Rothschild”). “Rothschild®”, the Index, and “Rothschild Indexes” are trade and service marks of Rothschild and have been licensed for use for certain purposes by Nationwide Fund Advisors. Nationwide Risk-Based U.S. Equity ETF (“ETF”) is not sponsored or sold by Rothschild, and Rothschild makes no representation or warranty, express or implied, regarding the ETF to the owners of the ETF or any member of the public.

Letters to Investors (Unaudited)	Nationwide Risk-Based International Equity ETF

August 31, 2020

Dear Investors,

On behalf of the entire team, I would like to thank you for investing in the Nationwide Risk-Based International Equity ETF (the “Fund”). The information that follows pertains to the reporting period from September 1, 2019 through August 31, 2020.

The Fund experienced positive performance during the reporting period, registering 4.77% at net asset value (“NAV”) versus 6.60% for the Fund’s benchmark, the MSCI EAFE Index. The median return of the Fund’s Morningstar® peer category, Foreign Large Blend, during the reporting period was 6.88%, with the Fund ranking in the 72nd percentile, based on cumulative performance. The Fund’s underlying index, the Rothschild & Co Risk-Based International IndexSM registered a return of 5.63% over the same period. The Fund did not hold derivatives.

The Fund underperformed the MSCI EAFE Index by 1.83% during the reporting period with the portfolio’s relative underperformance during this period being primarily attributed to its lagging stock returns in the Industrials sector and the Communication Services sector, and an underweight to the Information Technology sector, the benchmark’s top performing sector.

Conversely, contributing to relative outperformance were underweights by the Fund to the Energy sector and the Real Estate sector, the two worst performing sectors of the benchmark, respectively. Strong outperformance by the Fund in the Materials sector, one of the benchmarks best performing sectors, also contributed to performance.

Top individual detractors from relative Fund performance during the reporting period were: ASML Holding NV – the Fund did not own this stock until July and did not participate in a strong rally in the semiconductor’s stock’s shares; Carnival Corporation – a cruise line operator whose shares saw a steep decline during the period and the Fund was moderately overweight to the stock; and Roche Holding AG, a pharmaceutical company, an outperformer in the benchmark and the Fund owned a smaller sized position than the benchmark.

Top individual contributors to relative Fund performance during the reporting period were Royal Dutch Shell plc -an oil company that underperformed with the Fund benefiting from not owning the stock; Nippon Paint Company, a Japanese paint company, delivered strong performance for the Fund with the stock benefitting from stay at home trends.; Chugai Pharmaceutical Holdings – a drug manufacturer in Japan was a top performer in the benchmark and one of the Fund’s largest holdings.

At the country level, the top detractors from relative Fund performance during the reporting period were allocations to Japan, Singapore, and Sweden, whereas the top contributors were allocations to the United Kingdom, Spain, and Belgium.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Subadviser: Vident Investment Advisory, LLC (VIA)

Portfolio Managers: Rafael Zayas, CFA and Austin Wen, CFA

*	One basis point is equal to one one-hundredth of one percent (0.01%). Therefore, 100 basis points would be equivalent to 1%.

**	Cash flow is the measure of money that moves in and out of a business.

†	EBITDA, or earnings before interest, taxes, depreciation, and amortization, is a measure of a company’s overall financial performance.

Letters to Investors (Unaudited) (Continued)	Nationwide Risk-Based International Equity ETF

August 31, 2020

Must be preceded or accompanied by a prospectus.

Morningstar Rankings represent a fund’s total-return percentile rank relative to all funds that have the same Morningstar Category. The highest percentile rank is 1 and the lowest is 100. It is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees. Past performance does not guarantee future results.

© 2020 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar (2) may not be copied or distributed and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any Fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedules of Investments in this report.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC. NFA is not affiliated with any distributor, subadviser, or index provider contracted by NFA for the Nationwide ETFs. Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI. Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Index Definitions

Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

MSCI EAFE Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

The Rothschild & Co Risk-Based International IndexSM (“Index”) is a rules-based, equal risk-weighted index that provides exposure to large-cap companies in developed markets, excluding North America. The Index seeks to lower volatility, reduce maximum drawdown, and enhance the Sharpe ratio, all without curtailing returns.

The Index is a product of, the marketing name for, and a licensed trademark of Rothschild Risk Based Investments LLC (collectively with its affiliates, “Rothschild”). “Rothschild®”, the Index, and “Rothschild Indexes” are trade and service marks of Rothschild and have been licensed for use for certain purposes by Nationwide Fund Advisors. Nationwide Risk-Based International Equity ETF (“ETF”) is not sponsored or sold by Rothschild, and Rothschild makes no representation or warranty, express or implied, regarding the ETF to the owners of the ETF or any member of the public.

Letters to Investors (Unaudited)	Nationwide Maximum Diversification U.S. Core Equity ETF

August 31, 2020

Dear Investors,

On behalf of the entire team, I would like to thank you for investing in the Nationwide Maximum Diversification U.S. Core Equity ETF (the “Fund”). The information that follows pertains to the reporting period from September 1, 2019 through August 31, 2020.

The Fund experienced positive performance during the reporting period, returning 17.96% at net asset value (“NAV”) while underperforming the Funds benchmark, the MSCI USA Index, which returned 23.76% during the reporting period ended August 31, 2020. The median return of the Fund’s Morningstar® peer category, U.S. Large Blend, during the reporting period was 16.12%, with the Fund ranking in the 50th percentile, based on cumulative performance. The Fund’s underlying index, the TOBAM Maximum Diversification® USA Index, returned 18.35% over the same period. The Fund did not hold derivatives during the reporting period.

The underperformance relative to the benchmark over the period was the result of sector positioning, as overall stock selection was positive. The primary contributor to the underperformance was a large underweight to Information Technology, largely due to an underweight in Apple, Inc. and not owning Microsoft Corporation. Information Technology was the benchmark’s largest sector bias and was rewarded with a return of 58% over the period. Being overweight Real Estate and Utilities also detracted as those sectors underperformed the benchmark over the period. While overall positioning led to negative performance versus the benchmark, the Fund benefitted from underweights to Financials, Industrials and Energy, all of which lagged the benchmark.

The Fund suffered from poor stock selection in the Consumer Discretionary sector, coming mostly from a large underweight to Amazon.com. Inc. Stock selection within Real Estate was also a detractor, which was due to overweighting many names that underperformed. Poor selection with Communication services was due mostly to underweighting Facebook, Inc. and not holding Alphabet, Inc., two very strong performers over the period. On the positive side, the Fund had strong stock selection within Materials, Health Care and Consumer Staples.

The Fund’s large underweighting of Apple and Amazon and not owning Microsoft severely detracted from relative performance, as Apple was up 149%, Amazon was up 94.28% and Microsoft was up 64.89% over the period.

The Fund’s top individual contributors during the period were Tesla, Inc., DexCom, Inc. and Newmont Corporation. Tesla was the top contributor as the stock posted an astounding 1,004% return over the period. DexCom and Newmont were also strong performers, returning 147.89% and 70.37% respectively over the period.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Subadviser: Vident Investment Advisory, LLC (VIA)

Portfolio Managers: Rafael Zayas, CFA and Austin Wen, CFA

Letters to Investors (Unaudited) (Continued)	Nationwide Maximum Diversification U.S. Core Equity ETF

August 31, 2020

Must be preceded or accompanied by a prospectus.

Morningstar Rankings represent a fund’s total-return percentile rank relative to all funds that have the same Morningstar Category. The highest percentile rank is 1 and the lowest is 100. It is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees. Past performance does not guarantee future results.

© 2020 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar (2) may not be copied or distributed and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any Fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedules of Investments in this report.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC. NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs. Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI. Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Definitions

Basis Point: A common unit of measure for interest rates and other percentages in finance. One basis point is equivalent to one hundredth of one percent. Accordingly, one hundred basis points is the equivalent of one percentage point.

Earnings per share (EPS): The portion of a company’s profit allocated to each share of common stock. Earnings per share serve as an indicator of a company’s profitability.

Funds from Operations (FFO): The figure used by real estate investment trusts (REITs) to define cash flow from their operations. FFO is calculated by adding depreciation and amortization to earnings and then subtracting any gains on sales.

Index Definitions

MSCI USA Index: An unmanaged index created by Morgan Stanley Capital International (MSCI) that measures the performance of the large- and mid-cap segments of the U.S. market. The index covers approximately 85% of the free float-adjusted market capitalization in the United States. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

The TOBAM Maximum Diversification® USA Index (“Index”), a systematic, rules-based index that provides exposure to mid- and large-cap U.S. listed companies. TOBAM applies liquidity and socially responsible investment screens in determining the investable universe. The Index seeks to maximize a mathematical definition of diversification, the Diversification Ratio®, to provide investors with the most diversified portfolio possible in any given stock universe across global and domestic markets. The Diversification Ratio® is a proprietary metric based on the volatility of each index constituent and its correlation to the other index constituents. Constituents are weighted so that each effective risk factor evenly contributes to the risk of the portfolio, subject to active share constraints.

Index data copyright ©2019, TOBAM S.A.S. All rights reserved. Maximum Diversification is a registered trademark and service mark of TOBAM S.A.S. or its affiliates (“TOBAM”). The Nationwide ETFs (“ETFs”) are not sponsored, endorsed, issued, sold, or promoted by TOBAM S.A.S. (“TOBAM”), and TOBAM does not make any representation regarding the advisability of investing in the Funds. Nationwide licenses the use of Maximum Diversification® indexes and is not affiliated with TOBAM or its affiliates. For more details, visit nationwidefinancial.com/products/investments/etfs.

Letters to Investors (Unaudited)	Nationwide Risk-Managed Income ETF

August 31, 2020

Dear Investors,

On behalf of the entire team, I would like to thank you for investing in the Nationwide Risk-Managed Income ETF (the “Fund”). The information that follows pertains to the reporting period beginning on the date of the Fund’s inception (December 19, 2019) through August 31, 2020. The Fund experienced positive performance during the reporting period, returning 19.72% at net asset value (“NAV”). By comparison, the Fund’s benchmark, the Cboe S&P 500 Zero-Cost Put Spread Collar Index (CLLZ) returned 0.55%, while the Cboe NASDAQ-100 Buywrite V2 Index® (BXNT), a comparative, albeit passively managed options-based strategy, returned -3.31% over the same period.

On a weighted basis, the top contributing equity holdings during the reporting period were Tesla, Inc., Amazon.com, Inc., and Apple, Inc. Conversely, the top detractors from Fund performance were Walgreens Boots Alliance, Inc., Marriott International, Inc., and United Airlines Holdings, Inc. At the sector level, Technology, Communications, and Consumer Cyclicals provided the largest positive allocation effect during the reporting period, while the Fund’s exposure to Information Utilities, Industrials, and Consumer Non-Cyclicals diminished relative performance over the same period.

In the months following the Fund’s inception, global markets saw a significant resurgence of volatility due to a plethora of events that rattled investor confidence in the steady continuation of the decade long equity bull market. In the fourth quarter of 2019, markets were dominated by a bullish sentiment that was underscored by broad optimism of a favorable conclusion to the ensuing trade talks between the United States and China. Investors banked on a successful “phase one” deal, which subsequently drove most asset classes higher. During the final months of 2019, U.S. equities advanced in tandem with yields and gold, while volatility seemed to fall out of the equation. As the new decade began, market volatility continued to slide lower, with equity markets testing new highs. Chatter surrounding the novel COVID-19 virus became increasingly more pervasive. However, investors seemingly shrugged off concerns about the prospect of “just another headline” roiling the global markets. As January 2020 concluded, the Cboe Volatility Index® (VIX) moved higher, as equity markets continued to show resilience, while bond yields trended downwards. The outlook drastically changed a month later in the final week of February 2020. The spread of COVID-19 proved to be more than a regional challenge, evolving into a risk that could potentially trigger a worldwide health crisis, in addition to posing a significant threat to global economic growth. In the immediate aftermath of this changing narrative, China GDP was slashed from 5.9% to 3.2%, with coordinated rate cuts from the leaders of the G7 central banks following shortly thereafter. The final days of February 2020 saw the VIX soar over 150%, U.S. equity benchmarks and crude oil drop more than 12%, and the 10-Year U.S. Treasury yield plummeted nearly 25% to 1.1486%. The turmoil that ensued during the opening months of 2020 allowed the Fund to highlight its value add both in generating high monthly income in a persistent low-yield environment and in protecting principal in the midst of a market selloff using a constant, fully-financed portfolio hedge.

Then March 2020 began with a continuation of heightened volatility, and over the course of the next few weeks the Nasdaq-100 Index declined by roughly 20%. The value add of the protective put was showcased during the market selloff as the peak to trough decline for the Fund was roughly 10% in comparison to the NASDAQ-100® Index decline of roughly 30%. As fears surrounding the fallout of the COVID-19 crisis coupled with a slowing economy roiled the jobs market, with an uncertain outlook investors turned to the US Federal Reserve for guidance as to how to prevent what some had worried would be the onset of the next economic depression. In the following weeks and months headlines concerning COVID-19 tests, cases, deaths and the spread of the virus proliferated. All the while, these headlines were seemingly rivaled by multi-trillion dollar stimulus packages to enhance unemployment benefits and assure the markets that the Fed would do “whatever it takes” to reinstate calm within the capital markets. This calm was met by exuberance from investors as the summertime price action in technology companies rivaled parabolic moves unseen in roughly two decades, with valuations baffling some while others rode waves in big technology names to new all-time highs on a near daily basis. In the period following the market selloff, March 23 through August 31, the Fund generated a return of 20.09% (based on NAV), which continued to support the monthly distribution. The Fund has continued to distribute 0.65% on a monthly basis. Over this timeframe, the monthly distributions have ranged between $0.152736 to $0.183628 per share.

This year has certainly brought great uncertainty on both a human and markets level. For instance, in 2008 the average level of the VXN Index, which is the volatility index for the Nasdaq-100 Index, was 35.39. Over the past six months, it averaged 37. The VXN Index topped out at 80.64 in 2008; it reached 80.08

Letters to Investors (Unaudited) (Continued)	Nationwide Risk-Managed Income ETF

August 31, 2020

in March of this year. This year has seen extreme volatility and a parabolic move in equity prices; but also, at a time when the U.S. 10 Year Treasury yields persistently less than 1%, inflation is nowhere to be found, and gold has reached an all-time high. This certainly has made it difficult for investors to navigate the market and stay true to their investment objectives and risk profiles while seeking out returns and meeting their income needs. The Fund has continued to meet its objective of generating high monthly income while also providing a measure of downside protection in volatile market conditions in its attempt to provide an absolute return that can support its annual distribution with less volatility than equity markets and a non-correlated income stream to traditional fixed income alternatives.

At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. To learn more about Nationwide Funds’ ETF offerings, please visit our website, www.etf.nationwide.com. We deeply value your trust and thank you for your continued confidence.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Fund Advisors

Subadviser: Harvest Volatility Management (HVM)

Portfolio Managers: Jonathan Molchan, Troy Cates, and Garrett Paolella

Letters to Investors (Unaudited) (Continued)	Nationwide Risk-Managed Income ETF

August 31, 2020

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedule of Investments in this report.

Nasdaq® and the Nasdaq-100® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Nationwide Fund Advisors. The Product has not been passed on by the Corporations as to their legality or suitability. The Product is not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC. NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs. Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI. Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio.

Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Definitions

Annualized Distribution Yield: Calculated by annualizing the most recent distribution and dividing by the most recent fund NAV. The yield represents a single distribution from the fund and does not represent total return of the fund.

Basis Point: A common unit of measure for interest rates and other percentages in finance. One basis point is equivalent to one hundredth of one percent. Accordingly, one hundred basis points is the equivalent of one percentage point.

Put: An option that gives the right, but not the obligation, to sell a certain amount of the underlying asset at a set price within a specific time.

Index Definitions

Cboe NASDAQ-100 Buywrite V2 Index® (BXNT): The Cboe NASDAQ-100 BuyWrite V2 Index (BXNT) is a benchmark index that measures the performance of a theoretical portfolio that owns a portfolio of the stocks included in the NASDAQ-100 Index®, and “writes” (or sells) NASDAQ-100 Index (NDX) covered call options.

Cboe S&P 500 Zero-Cost Put Spread Collar Index (CLLZ): An unmanaged index designed to track the performance of a hypothetical option trading strategy that 1) holds a long position indexed to the S&P 500 Index; 2) on a monthly basis buys a 2.5% - 5% S&P 500 Index (SPX) put option spread; and 3) sells a monthly out-of-the-money (OTM) SPX call option to cover the cost of the put spread. Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable (Morningstar).

Cboe Volatility Index® (VIX): The first benchmark index to measure the market’s expectation of future volatility. The VIX Index is based on options of the S&P 500® Index, considered the leading indicator of the broad U.S. stock market. The VIX Index is recognized as the world’s premier gauge of U.S. equity market volatility.

NASDAQ-100® Index: An unmanaged, market capitalization-weighted index of equity securities issued by 100 of the largest non-financial companies, with certain rules capping the influence of the largest components. It is based on exchange, and it is not an index of U.S.-based companies.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

Fund Performance (Unaudited)	Nationwide Risk-Based U.S. Equity ETF

Growth of $10,000

Average Annual Returns August 31, 2020	One Year	Since Inception (9/15/2017)
Nationwide Risk-Based U.S. Equity ETF — NAV	13.00%	10.94%
Nationwide Risk-Based U.S. Equity ETF — Market	13.00%	10.97%
Rothschild & Co Risk-Based US IndexSM	13.27%	11.29%
S&P 500® Index	21.94%	14.25%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 15, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Fund Performance (Unaudited)	Nationwide Risk-Based International Equity ETF

Growth of $10,000

Average Annual Returns August 31, 2020	One Year	Since Inception (9/15/2017)
Nationwide Risk-Based International Equity ETF — NAV	4.77%	2.35%
Nationwide Risk-Based International Equity ETF — Market	4.49%	2.20%
Rothschild & Co Risk-Based International IndexSM	5.63%	3.23%
MSCI EAFE Index	6.60%	2.26%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 15, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Fund Performance (Unaudited)	Nationwide Maximum Diversification U.S. Core Equity ETF

Growth of $10,000

Average Annual Returns August 31, 2020	One Year	Since Inception (9/15/2017)
Nationwide Maximum Diversification U.S. Core Equity ETF — NAV	17.96%	12.19%
Nationwide Maximum Diversification U.S. Core Equity ETF — Market	17.57%	12.10%
TOBAM Maximum Diversification® USA Index	18.35%	12.57%
MSCI USA Index	23.76%	14.80%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 15, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Fund Performance (Unaudited)	Nationwide Risk-Managed Income ETF

Growth of $10,000

Cumulative Returns August 31, 2020	Since Inception (12/19/2019)
Nationwide Risk-Managed Income ETF — NAV	19.72%
Nationwide Risk-Managed Income ETF — Market	19.88%
Cboe S&P 500 Zero-Cost Put Spread Collar Index	0.55%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 19, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Portfolio Allocations	Nationwide ETFs

As of August 31, 2020 (Unaudited)

Nationwide Risk-Based U.S. Equity ETF
Sector	Percentage of Net Assets
Health Care	23.8%
Information Technology	16.5
Consumer Staples	14.2
Industrials	11.0
Consumer Discretionary	9.0
Communication Services	8.7
Utilities	6.7
Financials	5.5
Materials	4.0
Energy	0.4
Short-Term Investments and Other Assets and Liabilities	0.2
Total	100.0%

Nationwide Risk-Based International Equity ETF
Sector	Percentage of Net Assets
Industrials	16.7%
Consumer Staples	15.9
Health Care	13.8
Communication Services	11.6
Financials	10.1
Consumer Discretionary	7.5
Utilities	7.5
Information Technology	7.0
Materials	6.2
Energy	1.7
Real Estate	1.5
Short-Term Investments and Other Assets and Liabilities	0.5
Total	100.0%

Nationwide Maximum Diversification U.S. Core Equity ETF
Sector	Percentage of Net Assets
Health Care	22.4%
Consumer Staples	15.6
Consumer Discretionary	14.6
Information Technology	12.8
Communication Services	11.3
Financials	5.3
Real Estate	4.6
Utilities	3.9
Industrials	3.7
Materials	3.6
Energy	2.0
Short-Term Investments and Other Assets and Liabilities	0.2
Total	100.0%

Nationwide Risk-Managed Income ETF
Sector	Percentage of Net Assets
Information Technology	47.3%(a)
Communication Services	19.1
Consumer Discretionary	19.1
Health Care	6.2
Consumer Staples	4.5
Industrials	1.6
Short-Term Investments and Other Assets and Liabilities	1.1
Utilities	0.6
Purchased Options	0.5
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in the Notes to Financial Statements.

Schedules of Investments

August 31, 2020

Nationwide Risk-Based U.S. Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 8.7%
5,282	Activision Blizzard, Inc.	$441,153
217	Alphabet, Inc. - Class A (a)	353,608
12,125	AT&T, Inc.	361,446
183	Cable One, Inc.	336,780
29,917	CenturyLink, Inc. (b)	321,608
760	Charter Communications, Inc. - Class A (a)	467,863
8,774	Comcast Corporation - Class A	393,163
18,024	Discovery, Inc. - Series A (a)(b)	397,700
3,324	Electronic Arts, Inc. (a)	463,598
1,367	Facebook, Inc. - Class A (a)	400,804
13,846	Fox Corporation - Class A (b)	385,750
2,852	Liberty Broadband Corporation - Class A (a)	394,118
16,872	Liberty Global plc - Class A (a)(b)	394,299
830	Netflix, Inc. (a)	439,535
6,055	Omnicom Group, Inc.	327,515
1,889	Roku, Inc. (a)(b)	327,704
1,737	Spotify Technology SA (a)(b)	490,112
2,885	Take-Two Interactive Software, Inc. (a)	493,882
3,366	T-Mobile US, Inc. (a)	392,745
9,981	Verizon Communications, Inc.	591,574
2,624	Walt Disney Company	346,027
6,630	Yandex NV - A Shares (a)(b)	452,365
39,533	Zynga, Inc. - Class A (a)(b)	358,169
		9,331,518
	Consumer Discretionary — 9.0%
152	Amazon.com, Inc. (a)	524,546
311	AutoZone, Inc. (a)	372,052
6,440	Chegg, Inc. (a)(b)	474,886
9,181	Chewy, Inc. - Class A (a)(b)	560,683
340	Chipotle Mexican Grill, Inc. (a)	445,495
2,863	Dollar General Corporation	577,983
4,386	Dollar Tree, Inc. (a)	422,240
1,647	Domino’s Pizza, Inc.	673,556
7,893	eBay, Inc.	432,379
1,982	Ferrari NV	385,995
3,588	Garmin, Ltd.	371,753
5,241	Hilton Worldwide Holdings, Inc.	473,577
1,813	McDonald’s Corporation	387,112
748	O’Reilly Automotive, Inc. (a)	348,291
1,189	Pool Corporation	389,802
3,390	Target Corporation	512,602
7,092	Tiffany & Company	868,771
3,051	Tractor Supply Company	454,080
11,330	Yum China Holdings, Inc.	653,854
4,272	Yum! Brands, Inc.	409,471
		9,739,128
	Consumer Staples — 14.2%
10,566	Altria Group, Inc.	462,157
8,283	Archer-Daniels-Midland Company	370,747
5,559	Brown-Forman Corporation - Class B (b)	406,752
13,177	Campbell Soup Company (b)	693,242
6,177	Church & Dwight Company, Inc.	591,942
3,447	Clorox Company	770,404
8,510	Coca-Cola Company	421,500
5,614	Colgate-Palmolive Company	444,966
17,105	Conagra Brands, Inc.	656,148
1,804	Constellation Brands, Inc. - Class A	332,802
1,491	Costco Wholesale Corporation	518,361
1,746	Estee Lauder Companies, Inc. - Class A	387,123
9,779	General Mills, Inc.	625,367
2,934	Hershey Company	436,110
12,424	Hormel Foods Corporation (b)	633,376
6,069	JM Smucker Company (b)	729,371
8,666	Kellogg Company (b)	614,506
17,114	Keurig Dr Pepper, Inc.	510,511
3,247	Kimberly-Clark Corporation	512,247
10,862	Kraft Heinz Company	380,604
29,644	Kroger Company	1,057,698
2,154	McCormick & Company, Inc.	444,155
6,940	Mondelez International, Inc. - Class A	405,435
4,848	Monster Beverage Corporation (a)	406,553
2,450	PepsiCo, Inc.	343,147
4,642	Philip Morris International, Inc.	370,385
3,260	Procter & Gamble Company	450,956
7,020	Tyson Foods, Inc. - Class A	440,856
9,278	Walgreens Boots Alliance, Inc. (b)	352,750
4,199	Walmart, Inc.	583,031
		15,353,202
	Energy — 0.4%
8,044	Cheniere Energy, Inc. (a)	418,690
	Financials — 5.5%
3,354	Allstate Corporation	311,922
1,925	Aon plc - Class A	384,981
3,233	Arthur J. Gallagher & Company	340,435
1,952	Berkshire Hathaway, Inc. - Class B (a)	425,614

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Financials — 5.5% (Continued)
7,785	Brown & Brown, Inc.	$361,224
3,987	Cboe Global Markets, Inc.	365,967
1,770	CME Group, Inc.	311,290
6,845	Interactive Brokers Group, Inc. - Class A (b)	362,922
3,710	Intercontinental Exchange, Inc.	394,113
657	MarketAxess Holdings, Inc.	319,262
3,243	Marsh & McLennan Companies, Inc.	372,653
2,368	Nasdaq, Inc.	318,307
4,814	Progressive Corporation	457,522
2,031	RenaissanceRe Holdings, Ltd.	373,176
7,978	Tradeweb Markets, Inc. - Class A (b)	457,059
1,681	Willis Towers Watson plc	345,496
		5,901,943
	Health Care — 23.8%
3,565	Abbott Laboratories	390,261
4,251	AbbVie, Inc.	407,118
1,873	ABIOMED, Inc. (a)	576,173
3,728	Agilent Technologies, Inc. (b)	374,366
3,671	Alexion Pharmaceuticals, Inc. (a)	419,302
2,777	Alnylam Pharmaceuticals, Inc. (a)	368,341
3,316	AmerisourceBergen Corporation	321,751
1,523	Amgen, Inc.	385,806
4,323	Baxter International, Inc.	376,404
1,759	Becton Dickinson and Company	427,032
1,316	Biogen, Inc. (a)	378,534
2,737	BioMarin Pharmaceutical, Inc. (a)	213,568
804	Bio-Rad Laboratories, Inc. - Class A (a)	408,906
1,527	Bio-Techne Corporation	390,087
8,601	Bristol-Myers Squibb Company	534,981
6,475	Cardinal Health, Inc.	328,671
6,293	Cerner Corporation (b)	461,717
1,147	Cooper Companies, Inc.	360,594
5,622	CVS Health Corporation	349,239
2,039	Danaher Corporation	420,992
8,520	DENTSPLY SIRONA, Inc.	382,292
811	DexCom, Inc. (a)	345,008
4,727	Edwards Lifesciences Corporation (a)	405,766
2,322	Eli Lilly & Company	344,562
7,178	Gilead Sciences, Inc.	479,133
5,576	Hologic, Inc. (a)	332,999
6,163	Horizon Therapeutics plc (a)	462,965
2,127	ICON plc (a)	396,494
1,103	IDEXX Laboratories, Inc. (a)	431,339
947	Illumina, Inc. (a)(b)	338,287
4,445	Incyte Corporation (a)	428,276
2,193	Insulet Corporation (a)	478,622
3,086	Johnson & Johnson	473,422
2,112	Masimo Corporation (a)	473,088
2,148	McKesson Corporation	329,589
3,607	Medtronic plc	387,644
5,354	Merck & Company, Inc.	456,536
416	Mettler-Toledo International, Inc. (a)	403,844
18,308	Moderna, Inc. (a)(b)	1,188,007
1,757	Molina Healthcare, Inc. (a)	324,992
3,144	Neurocrine Biosciences, Inc. (a)	366,024
4,120	PerkinElmer, Inc.	485,007
12,497	Pfizer, Inc.	472,262
24,090	QIAGEN NV (a)	1,227,627
3,203	Quest Diagnostics, Inc.	356,302
761	Regeneron Pharmaceuticals, Inc. (a)	471,767
1,469	ResMed, Inc.	265,566
1,998	Sarepta Therapeutics, Inc. (a)	292,547
2,392	Seattle Genetics, Inc. (a)	378,749
2,134	STERIS plc	340,672
2,728	Teladoc Health, Inc. (a)(b)	588,402
937	Teleflex, Inc.	368,194
1,013	Thermo Fisher Scientific, Inc.	434,557
2,468	Varian Medical Systems, Inc. (a)	428,618
1,273	Veeva Systems, Inc. - Class A (a)	359,330
1,203	Vertex Pharmaceuticals, Inc. (a)	335,781
1,821	Waters Corporation (a)	393,809
1,721	West Pharmaceutical Services, Inc.	488,695
2,898	Zimmer Biomet Holdings, Inc.	408,270
2,376	Zoetis, Inc.	380,398
		25,599,285
	Industrials — 11.0%
2,464	3M Company	401,682
2,941	Allegion plc	304,070
2,508	Caterpillar, Inc.	356,913
7,173	C.H. Robinson Worldwide, Inc. (b)	705,106
3,888	Copart, Inc. (a)	401,708
466	CoStar Group, Inc. (a)	395,447
1,974	Cummins, Inc.	409,112
2,116	Equifax, Inc.	356,059

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Industrials — 11.0% (Continued)
5,513	Expeditors International of Washington, Inc.	$487,294
7,596	Fastenal Company	371,141
2,333	General Dynamics Corporation	348,434
2,166	IDEX Corporation	390,378
4,005	IHS Markit, Ltd.	320,080
4,214	Jacobs Engineering Group, Inc.	380,398
2,744	JB Hunt Transport Services, Inc.	385,642
10,191	Johnson Controls International plc	415,079
2,072	L3Harris Technologies, Inc.	374,493
1,887	Lennox International, Inc.	528,983
990	Lockheed Martin Corporation	386,357
6,551	Masco Corporation	381,923
1,260	Northrop Grumman Corporation	431,689
2,042	Old Dominion Freight Line, Inc.	412,851
5,070	PACCAR, Inc.	435,209
4,340	Republic Services, Inc.	402,405
802	Roper Technologies, Inc.	342,606
3,792	Trane Technologies plc	448,935
3,418	United Parcel Service, Inc. - Class B	559,253
1,810	Verisk Analytics, Inc.	337,873
3,639	Waste Management, Inc.	414,846
		11,885,966
	Information Technology — 16.5%
1,343	Accenture plc - Class A	322,226
3,979	Akamai Technologies, Inc. (a)	463,275
1,382	Arista Networks, Inc. (a)	308,808
2,220	Atlassian Corporation plc - Class A (a)	425,707
2,250	Avalara, Inc. (a)	297,923
6,109	Black Knight, Inc. (a)	513,767
5,399	Booz Allen Hamilton Holding Corporation	475,436
3,128	Broadridge Financial Solutions, Inc.	429,787
3,753	Check Point Software Technologies, Ltd. (a)(b)	473,854
6,615	Cisco Systems, Inc.	279,285
3,490	Citrix Systems, Inc.	506,748
888	Coupa Software, Inc. (a)	291,033
2,623	Crowdstrike Holdings, Inc. - Class A (a)	329,790
2,274	DocuSign, Inc. (a)	507,102
2,839	F5 Networks, Inc. (a)	375,685
2,055	Fortinet, Inc. (a)	271,270
2,697	Gartner, Inc. (a)	350,125
3,124	Guidewire Software, Inc. (a)	350,856
2,611	International Business Machines Corporation	321,962
2,145	Jack Henry & Associates, Inc. (b)	354,826
3,012	Keysight Technologies, Inc. (a)	296,742
2,518	Motorola Solutions, Inc.	389,661
28,007	NortonLifeLock, Inc.	658,725
1,671	Okta, Inc. (a)(b)	359,883
5,625	Oracle Corporation (b)	321,863
1,473	Palo Alto Networks, Inc. (a)	379,165
1,132	RingCentral, Inc. - Class A (a)	329,152
6,775	Seagate Technology plc (b)	325,132
663	ServiceNow, Inc. (a)	319,579
11,340	Slack Technologies, Inc. - Class A (a)(b)	372,406
1,521	Synopsys, Inc. (a)	336,597
1,310	Twilio, Inc. - Class A (a)	353,386
1,197	Tyler Technologies, Inc. (a)	413,336
1,440	VeriSign, Inc. (a)	309,312
2,298	VMware, Inc. - Class A (a)(b)	331,923
17,990	Western Union Company (b)	424,384
3,257	Xilinx, Inc.	339,249
11,798	Zoom Video Communications, Inc. - Class A (a)	3,835,529
		17,745,489
	Materials — 4.0%
1,068	Air Products and Chemicals, Inc.	312,134
2,696	Avery Dennison Corporation	311,091
4,844	Ball Corporation (b)	389,313
2,815	International Flavors & Fragrances, Inc. (b)	348,469
1,432	Linde plc	357,628
12,322	Newmont Corporation	829,024
3,506	Packaging Corporation of America	354,947
3,196	PPG Industries, Inc.	384,798
3,987	RPM International, Inc.	337,978
525	Sherwin-Williams Company	352,301
3,142	Vulcan Materials Company	377,040
		4,354,723
	Utilities — 6.7%
7,186	Alliant Energy Corporation	389,123
4,142	Ameren Corporation	327,674
4,544	American Electric Power Company, Inc.	358,204
2,482	American Water Works Company, Inc.	350,806
3,387	Atmos Energy Corporation	338,090
6,059	CMS Energy Corporation	366,509

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Risk-Based U.S. Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Utilities — 6.7% (Continued)
5,564	Consolidated Edison, Inc.	$396,935
4,158	Dominion Energy, Inc.	326,154
3,892	Duke Energy Corporation (b)	312,683
5,526	Edison International	290,004
3,724	Eversource Energy	319,184
6,742	FirstEnergy Corporation	192,754
1,244	NextEra Energy, Inc.	347,287
12,211	NiSource, Inc.	270,596
3,827	Pinnacle West Capital Corporation	280,710
11,638	PPL Corporation	321,558
6,876	Public Service Enterprise Group, Inc.	359,202
2,480	Sempra Energy	306,652
5,410	Southern Company (b)	282,294
17,092	Vistra Corporation	328,679
4,141	WEC Energy Group, Inc.	389,585
5,371	Xcel Energy, Inc.	373,150
		7,227,833
	TOTAL COMMON STOCKS (Cost $87,864,127)	107,557,777

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
74,696	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)	74,696
	TOTAL SHORT-TERM INVESTMENTS (Cost $74,696)	74,696
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.3%
	Private Funds — 13.3%
14,307,696	Mount Vernon Liquid Assets Portfolio, LLC, 0.21% (c)	14,307,696
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,307,696)	14,307,696

	Total Investments (Cost $102,246,519) — 113.2%	121,940,169
	Liabilities in Excess of Other Assets — (13.2)%	(14,191,675)
	TOTAL NET ASSETS — 100.0%	$107,748,494

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2020. The total value of securities on loan is $14,002,162.
(c)	Rate shown is the annualized seven-day yield as of August 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Risk-Based International Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	AUSTRALIA — 4.3%
	Communication Services — 0.3%
178,149	Telstra Corporation, Ltd.	$380,759
	Consumer Discretionary — 0.3%
10,079	Wesfarmers, Ltd.	354,211
	Consumer Staples — 0.9%
34,937	Coles Group, Ltd.	458,103
17,545	Woolworths Group, Ltd.	517,331
		975,434
	Financials — 0.6%
6,254	ASX, Ltd.	403,961
82,290	Insurance Australia Group, Ltd.	290,291
		694,252
	Health Care — 1.4%
2,546	Cochlear, Ltd.	361,799
1,842	CSL, Ltd.	389,618
7,656	Ramsay Health Care, Ltd.	368,370
18,012	Sonic Healthcare, Ltd.	426,932
		1,546,719
	Industrials — 0.4%
50,147	Brambles, Ltd.	411,287
	Materials — 0.4%
17,672	Newcrest Mining, Ltd.	417,697
		4,780,359
	AUSTRIA — 0.6%
	Industrials — 0.3%
10,892	ANDRITZ AG	365,255
	Utilities — 0.3%
6,148	Verbund AG	330,870
		696,125
	BELGIUM — 1.7%
	Financials — 0.4%
1,574	Sofina SA	473,427
	Health Care — 0.3%
2,981	UCB SA	354,799
	Materials — 0.7%
3,987	Solvay SA	346,364
7,944	Umicore SA	365,677
		712,041
	Utilities — 0.3%
3,122	Elia Group SA/NV	336,410
		1,876,677
	CHINA — 2.8%
	Energy — 0.5%
1,374,000	China Petroleum & Chemical Corporation - H-Shares	634,687
	Financials — 2.3%
2,003,000	Agricultural Bank of China, Ltd. - H-Shares	669,377
2,095,000	Bank of China, Ltd. - H-Shares	686,607
880,000	China Construction Bank Corporation - H-Shares	623,369
55,500	Ping An Insurance Group Company of China, Ltd. - H-Shares	591,153
		2,570,506
		3,205,193
	CZECH REPUBLIC — 0.3%
	Information Technology — 0.3%
49,928	Avast plc	358,324
		358,324
	CURACAO — 0.4%
	Financials — 0.4%
3,026	HAL Trust	405,320
		405,320
	DENMARK — 3.8%
	Consumer Staples — 0.4%
2,901	Carlsberg AS - Series B	408,540
	Health Care — 1.7%
14,777	Ambu AS - Series B	435,382
5,390	Coloplast AS - Series B	916,567
8,567	Novo Nordisk AS - Series B	568,619
		1,920,568
	Information Technology — 0.3%
3,064	SimCorp AS	390,343
	Materials — 1.0%
5,143	Chr Hansen Holding AS	591,747
9,422	Novozymes AS - Series B	558,692
		1,150,439
	Utilities — 0.4%
2,957	Orsted AS	419,276
		4,289,166
	FINLAND — 1.6%
	Energy — 0.3%
7,565	Neste Oyj	405,410
	Industrials — 0.6%
7,414	Kone Oyj - Series B	636,985
	Information Technology — 0.3%
68,876	Nokia Oyj	335,459
	Materials — 0.4%
14,102	UPM-Kymmene Oyj	428,545
		1,806,399

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	FRANCE — 5.0%
	Communication Services — 1.1%
34,222	Orange SA	$381,854
5,696	Ubisoft Entertainment SA (a)	469,762
14,105	Vivendi SA	401,477
		1,253,093
	Consumer Discretionary — 0.7%
2,711	EssilorLuxottica SA	363,451
429	Hermes International	369,095
		732,546
	Consumer Staples — 1.5%
27,721	Carrefour SA	446,236
6,430	Danone SA	423,714
1,101	L’Oreal SA	364,604
2,518	Pernod Ricard SA	432,134
		1,666,688
	Health Care — 0.4%
4,611	Sanofi	468,015
	Industrials — 0.7%
6,813	Alstom SA	380,021
1,132	Teleperformance	349,824
		729,845
	Information Technology — 0.3%
2,017	Dassault Systemes SE	380,768
	Materials — 0.3%
2,265	Air Liquide SA	376,660
		5,607,615
	GERMANY — 7.7%
	Communication Services — 0.9%
21,770	Deutsche Telekom AG	384,026
6,583	Scout24 AG	613,692
		997,718
	Consumer Discretionary — 1.0%
3,607	Delivery Hero SE (a)	388,325
7,391	HelloFresh SE (a)	380,970
4,279	Zalando SE (a)	374,290
		1,143,585
	Consumer Staples — 0.5%
4,849	Beiersdorf AG	561,356
	Financials — 0.3%
1,761	Deutsche Boerse AG	333,599
	Health Care — 1.4%
4,173	Bayer AG	277,182
5,573	Fresenius Medical Care AG & Company KGaA	473,615
2,873	Merck KGaA	390,495
9,879	Siemens Healthineers AG	450,141
		1,591,433
	Industrials — 0.7%
5,862	Knorr-Bremse AG	746,491
	Information Technology — 0.6%
1,590	Bechtle AG	321,742
2,233	SAP SE	368,642
		690,384
	Materials — 0.5%
3,900	Symrise AG	538,946
	Real Estate — 1.5%
11,088	Deutsche Wohnen SE	591,954
3,898	LEG Immobilien AG	574,612
6,498	Vonovia SE	466,274
		1,632,840
	Utilities — 0.3%
30,104	E.ON SE	356,787
		8,593,139
	HONG KONG — 1.0%
	Industrials — 1.0%
28,200	Jardine Matheson Holdings, Ltd.	1,184,400
		1,184,400
	IRELAND — 1.7%
	Consumer Discretionary — 0.3%
2,096	Flutter Entertainment plc	347,439
	Consumer Staples — 0.8%
31,924	Glanbia plc	368,430
3,670	Kerry Group plc - Series A	482,802
		851,232
	Industrials — 0.6%
2,884	DCC plc	255,944
4,922	Kingspan Group plc	423,529
		679,473
		1,878,144
	ITALY — 1.8%
	Financials — 0.6%
21,935	Assicurazioni Generali SpA	341,160
25,229	FinecoBank Banca Fineco SpA	383,190
		724,350
	Industrials — 0.3%
13,913	Prysmian SpA	390,022
	Utilities — 0.9%
33,263	Enel SpA	301,895
60,609	Snam SpA	310,960
47,491	Terna Rete Elettrica Nazionale SpA	344,073
		956,928
		2,071,300

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	JAPAN — 36.9%
	Communication Services — 5.6%
21,700	KDDI Corporation	$629,851
59,200	Nexon Company, Ltd.	1,386,144
1,900	Nintendo Company, Ltd.	1,016,606
35,700	Nippon Telegraph & Telephone Corporation	811,830
38,700	NTT DOCOMO, Inc.	1,079,856
101,700	Softbank Corporation (b)	1,335,445
		6,259,732
	Consumer Discretionary — 3.9%
17,200	Bridgestone Corporation	545,138
4,000	Nitori Holdings Company, Ltd.	836,626
4,900	Oriental Land Company, Ltd.	664,916
30,900	Pan Pacific International Holdings Corporation	725,842
32,100	Sekisui House, Ltd.	634,463
4,300	Shimano, Inc.	910,321
		4,317,306
	Consumer Staples — 5.5%
22,100	Aeon Company, Ltd.	547,889
44,600	Ajinomoto Company, Inc.	831,059
44,100	Japan Tobacco, Inc.	824,444
8,100	Kao Corporation	616,331
27,100	Kirin Holdings Company, Ltd.	532,825
13,100	MEIJI Holdings Company, Ltd.	1,057,437
16,400	Seven & i Holdings Company, Ltd. (b)	530,918
9,100	Shiseido Company, Ltd.	529,550
15,600	Unicharm Corporation	678,754
		6,149,207
	Energy — 0.6%
171,100	ENEOS Holdings, Inc.	670,557
	Financials — 2.6%
34,600	Japan Exchange Group, Inc.	896,608
93,300	Japan Post Holdings Company, Ltd.	689,511
25,700	MS&AD Insurance Group Holdings, Inc.	712,752
13,700	Tokio Marine Holdings, Inc.	631,741
		2,930,612
	Health Care — 5.1%
31,100	Astellas Pharma, Inc.	488,151
19,000	Chugai Pharmaceutical Company, Ltd.	845,859
6,500	Daiichi Sankyo Company, Ltd.	579,051
6,000	Eisai Company, Ltd.	524,211
5,300	Hoya Corporation	520,529
9,300	M3, Inc.	538,469
19,600	ONO Pharmaceutical Company, Ltd.	591,262
10,400	Shionogi & Company, Ltd.	576,955
6,600	Sysmex Corporation	576,135
12,500	Terumo Corporation	508,039
		5,748,661
	Industrials — 7.3%
4,500	Central Japan Railway Company	674,289
5,000	Daifuku Company, Ltd.	439,908
3,000	Daikin Industries, Ltd.	564,807
10,100	East Japan Railway Company	656,888
20,200	Hankyu Hanshin Holdings, Inc.	656,221
28,300	ITOCHU Corporation (b)	726,814
15,900	Kintetsu Group Holdings Company, Ltd. (b)	698,704
32,800	Kubota Corporation	592,779
28,700	Mitsubishi Corporation	679,983
27,600	Odakyu Electric Railway Company, Ltd.	682,680
6,600	Secom Company, Ltd.	623,934
45,200	Tokyu Corporation	604,400
12,000	West Japan Railway Company	630,412
		8,231,819
	Information Technology — 3.5%
15,600	FUJIFILM Holdings Corporation	742,304
4,100	Fujitsu, Ltd.	534,320
1,400	Keyence Corporation	576,661
9,300	NEC Corporation	490,235
20,900	Nomura Research Institute, Ltd.	555,587
3,000	Obic Company, Ltd.	531,567
17,100	Shimadzu Corporation	510,364
		3,941,038
	Materials — 0.7%
9,300	Nippon Paint Holdings Company, Ltd.	798,057
	Utilities — 2.1%
59,800	Chubu Electric Power Company, Inc.	738,443
38,900	Osaka Gas Company, Ltd.	760,429
38,100	Tokyo Gas Company, Ltd.	846,647
		2,345,519
		41,392,508
	LUXEMBOURG — 0.5%
	Health Care — 0.5%
759	Eurofins Scientific SE	609,626
		609,626

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	NETHERLANDS — 3.9%
	Communication Services — 0.4%
149,585	Koninklijke KPN NV	$393,033
	Consumer Discretionary - 0.3%
3,340	Just Eat Takeaway.com NV (a)	372,443
	Consumer Staples — 0.9%
3,978	Heineken NV	368,989
20,045	Koninklijke Ahold Delhaize NV	604,591
		973,580
	Health Care — 0.5%
1,100	Argenx SE (a)	254,820
7,511	Koninklijke Philips NV	356,031
		610,851
	Industrials — 0.4%
5,280	Wolters Kluwer NV	434,443
	Information Technology — 0.7%
277	Adyen NV (a)	468,093
772	ASML Holding NV	290,183
		758,276
	Materials — 0.7%
3,796	Akzo Nobel NV	376,531
2,619	Koninklijke DSM NV	421,121
		797,652
		4,340,278
	NORWAY — 1.2%
	Communication Services — 0.4%
24,648	Telenor ASA	403,605
	Consumer Staples — 0.8%
24,588	Mowi ASA	484,082
40,351	Orkla ASA	413,461
		897,543
		1,301,148
	PORTUGAL — 1.4%
	Consumer Staples — 0.4%
27,142	Jeronimo Martins SGPS SA	446,491
	Energy — 0.3%
25,273	Galp Energia SGPS SA	271,179
	Utilities — 0.7%
70,265	EDP - Energias de Portugal SA	356,468
156,206	REN - Redes Energeticas Nacionais SGPS SA	453,956
		810,424
		1,528,094
	SINGAPORE — 1.7%
	Communication Services — 0.6%
373,300	Singapore Telecommunications, Ltd.	631,502
	Financials — 0.8%
70,900	Oversea-Chinese Banking Corporation, Ltd.	452,120
30,900	United Overseas Bank, Ltd.	444,545
		896,665
	Industrials — 0.3%
115,100	Keppel Corporation, Ltd.	387,730
		1,915,897
	SPAIN — 3.0%
	Communication Services — 0.7%
7,050	Cellnex Telecom SA	452,598
70,768	Telefonica SA	280,225
		732,823
	Consumer Discretionary — 0.3%
10,818	Industria de Diseno Textil SA	304,683
	Health Care — 0.4%
17,180	Grifols SA	466,607
	Utilities — 1.6%
22,260	EDP Renovaveis SA	381,223
11,513	Endesa SA	319,851
28,858	Iberdrola SA	364,107
17,571	Naturgy Energy Group SA	339,585
22,994	Red Electrica Corporation SA	440,680
		1,845,446
		3,349,559
	SWEDEN — 2.5%
	Consumer Staples — 0.4%
6,568	Swedish Match AB	500,009
	Financials — 0.8%
4,855	Investor AB - Series B	310,384
27,082	Svenska Handelsbanken AB - Series A	273,239
19,294	Swedbank AB - Series A	327,989
		911,612
	Industrials — 0.9%
13,572	Assa Abloy AB - Series B	314,715
6,396	Atlas Copco AB - Series A	296,554
23,168	Epiroc AB - Series A	345,843
		957,112
	Information Technology — 0.4%
33,580	Telefonaktiebolaget LM Ericsson - Series B	390,309
		2,759,042
	SWITZERLAND — 4.4%
	Communication Services — 0.5%
919	Swisscom AG	510,300

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Risk-Based International Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	SWITZERLAND — 4.4% (continued)
	Consumer Staples — 0.9%
5	Chocoladefabriken Lindt & Spruengli AG	$443,112
4,662	Nestle SA	562,060
		1,005,172
	Health Care — 1.2%
665	Lonza Group AG	413,866
4,866	Novartis AG	421,725
1,588	Roche Holding AG	556,757
		1,392,348
	Industrials — 1.3%
703	Geberit AG	406,443
2,378	Schindler Holding AG	636,721
158	SGS SA	410,244
		1,453,408
	Materials — 0.5%
137	Givaudan SA	576,634
		4,937,862
	UNITED KINGDOM — 11.3%
	Communication Services — 1.1%
44,657	Auto Trader Group plc	336,759
250,792	BT Group plc	351,414
39,064	Rightmove plc	331,509
174,252	Vodafone Group plc	260,007
		1,279,689
	Consumer Discretionary — 0.7%
22,618	Ocado Group plc (a)	756,205
	Consumer Staples — 2.9%
10,233	Associated British Foods plc	280,334
10,058	British American Tobacco plc	341,058
8,839	Diageo plc	297,000
25,462	Imperial Brands plc	427,179
4,820	Reckitt Benckiser Group plc	484,678
148,051	Tesco plc	433,538
8,357	Unilever NV	484,833
7,711	Unilever plc	460,481
		3,209,101
	Financials — 1.3%
14,196	Admiral Group plc	501,237
13,194	Hargreaves Lansdown plc	285,574
73,887	HSBC Holdings plc	326,622
2,831	London Stock Exchange Group plc	333,572
		1,447,005
	Health Care — 0.9%
3,665	AstraZeneca plc	409,267
19,262	GlaxoSmithKline plc	379,643
13,977	Smith & Nephew plc	284,743
		1,073,653
	Industrials — 1.9%
51,157	BAE Systems plc	355,911
12,130	Bunzl plc	393,370
4,362	Intertek Group plc	343,190
12,850	RELX plc	292,925
48,939	Rentokil Initial plc	349,260
3,020	Spirax-Sarco Engineering plc	414,272
		2,148,928
	Information Technology — 0.6%
10,574	Halma plc	314,027
38,161	Sage Group plc	378,417
		692,444
	Materials — 1.0%
5,767	Croda International plc	455,584
4,918	Rio Tinto, Ltd.	356,437
5,145	Rio Tinto plc	319,302
		1,131,323
	Utilities — 0.9%
27,401	National Grid plc	309,360
11,212	Severn Trent plc	350,089
29,715	United Utilities Group plc	330,710
		990,159
		12,728,507
	TOTAL COMMON STOCKS (Cost $100,629,031)	111,614,682

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
79,360	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)	79,360
	TOTAL SHORT-TERM INVESTMENTS (Cost $79,360)	79,360

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Risk-Based International Equity ETF (Continued)

Principal Amount	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.3%
	Repurchase Agreements — 2.3%
$610,926	BofA Securities, Inc. - 0.09%, dated 8/31/2020, matures 9/01/2020, repurchase price $610,928 (collateralized by various U.S. government obligations: Total Value $623,145)	$610,926
610,926	Citigroup Global Markets, Inc. - 0.09%, dated 8/31/2020, matures 9/01/2020, repurchase price $610,928 (collateralized by various U.S. government obligations: Total Value $623,145)	610,926
610,926	HSBC Securities USA, Inc. - 0.08%, dated 8/31/2020, matures 9/01/2020, repurchase price $610,927 (collateralized by various U.S. government obligations: Total Value $623,145)	610,926
181,092	Nomura Securities International, Inc. - 0.09%, dated 8/31/2020, matures 9/01/2020, repurchase price $181,093 (collateralized by various U.S. government obligations: Total Value $184,714)	181,092
610,926	RBC Dominion Securities, Inc. - 0.09%, dated 8/31/2020, matures 9/01/2020, repurchase price $610,928 (collateralized by various U.S. government obligations: Total Value $623,145)	610,926
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (d) (Cost $2,624,796)	2,624,796

	Total Investments (Cost $103,333,187) — 101.9%	114,318,838
	Liabilities in Excess of Other Assets — (1.9)%	(2,140,797)
	TOTAL NET ASSETS — 100.0%	$112,178,041

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2020. The total value of securities on loan is $3,193,778.
(c)	Rate shown is the annualized seven-day yield as of August 31, 2020.
(d)

Investments purchased with cash proceeds from securities lending collateral. As of August 31, 2020, total cash collateral has a value of $2,624,796 and total non-cash collateral has a value of $817,402.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Maximum Diversification U.S. Core Equity ETF

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 11.3%
4,542	Activision Blizzard, Inc.	$379,348
956	Altice USA, Inc. - Class A (a)	26,366
23,302	AT&T, Inc.	694,633
19	Cable One, Inc.	34,966
11,680	CenturyLink, Inc. (b)	125,560
468	Charter Communications, Inc. - Class A (a)	288,106
14,817	Comcast Corporation - Class A	663,951
2,658	Discovery, Inc. - Class C (a)(b)	53,080
1,407	Electronic Arts, Inc. (a)	196,234
5,958	Facebook, Inc. - Class A (a)	1,746,885
2,711	Fox Corporation - Class A (b)	75,529
267	IAC/InterActiveCorp (a)	35,508
1,299	Interpublic Group of Companies, Inc.	23,070
503	Liberty Broadband Corporation - Class C (a)	70,465
1,409	Liberty Global plc - Class C (a)	32,421
662	Liberty Media Corporation-Liberty Formula One - Class C (a)	25,805
518	Liberty Media Corporation-Liberty SiriusXM - Class C (a)	18,645
477	Live Nation Entertainment, Inc. (a)	27,094
568	Match Group, Inc. (a)	63,434
1,410	Netflix, Inc. (a)	746,680
730	Omnicom Group, Inc.	39,486
6,589	Roku, Inc. (a)(b)	1,143,060
3,747	Sirius XM Holdings, Inc. (b)	21,995
67,323	Snap, Inc. - Class A (a)(b)	1,520,827
1,952	Spotify Technology SA (a)	550,776
1,402	Take-Two Interactive Software, Inc. (a)	240,008
8,829	Twitter, Inc. (a)	358,281
14,343	Verizon Communications, Inc.	850,109
1,824	ViacomCBS, Inc. - Class B (b)	50,798
5,904	Walt Disney Company	778,560
5,521	Zillow Group, Inc. - Class C (a)(b)	473,481
2,899	Zynga, Inc. - Class A (a)(b)	26,265
		11,381,426
	Consumer Discretionary — 14.6%
2,330	Advance Auto Parts, Inc.	364,202
277	Amazon.com, Inc. (a)	955,916
863	Aptiv plc	74,321
14,731	Aramark	405,986
288	Autoliv, Inc.	22,562
829	AutoZone, Inc. (a)	991,740
769	Best Buy Company, Inc.	85,290
135	Booking Holdings, Inc. (a)	257,911
693	BorgWarner, Inc. (b)	28,129
192	Bright Horizons Family Solutions, Inc. (a)	25,538
212	Burlington Stores, Inc. (a)(b)	41,749
550	CarMax, Inc. (a)	58,812
1,363	Carnival Corporation (b)	22,462
7,803	Chegg, Inc. (a)(b)	575,393
1,305	Chipotle Mexican Grill, Inc. (a)	1,709,916
1,158	D.R. Horton, Inc.	82,646
416	Darden Restaurants, Inc. (b)	36,055
869	Dollar General Corporation	175,434
7,278	Dollar Tree, Inc. (a)	700,653
2,545	Domino’s Pizza, Inc.	1,040,803
282	Dunkin’ Brands Group, Inc.	21,455
2,189	eBay, Inc.	119,913
4,449	Etsy, Inc. (a)	532,545
2,680	Expedia Group, Inc.	263,042
13,121	Ford Motor Company	89,485
472	Garmin, Ltd.	48,904
4,228	General Motors Company	125,276
853	Gentex Corporation	23,074
477	Genuine Parts Company	45,048
413	Hasbro, Inc. (b)	32,602
936	Hilton Worldwide Holdings, Inc.	84,577
1,244	Las Vegas Sands Corporation	63,083
203	Lear Corporation	23,128
926	Lennar Corporation - Class A	69,283
957	LKQ Corporation (a)	30,375
1,472	Lowe’s Companies, Inc.	242,424
806	Lululemon Athletica, Inc. (a)	302,790
2,674	Marriott International, Inc. - Class A	275,181
2,438	McDonald’s Corporation	520,562
159	MercadoLibre, Inc. (a)(b)	185,806
1,516	MGM Resorts International (b)	34,110
400	Mohawk Industries, Inc. (a)	36,932
1,389	NIKE, Inc. - Class B	155,415
81	NVR, Inc. (a)	337,636
252	O’Reilly Automotive, Inc. (a)	117,339
133	Pool Corporation	43,603
862	PulteGroup, Inc.	38,437
1,132	Ross Stores, Inc.	103,103
3,456	Royal Caribbean Cruises, Ltd. (b)	237,911
600	Service Corporation International	27,390

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Consumer Discretionary — 14.6% (Continued)
2,792	Starbucks Corporation	$235,840
2,540	Target Corporation	384,073
3,761	TJX Companies, Inc.	206,065
401	Tractor Supply Company	59,681
2,636	Ulta Beauty, Inc. (a)	612,026
1,109	V.F. Corporation	72,917
137	Vail Resorts, Inc. (b)	29,821
201	Wayfair, Inc. - Class A (a)(b)	59,609
209	Whirlpool Corporation (b)	37,143
316	Wynn Resorts, Ltd.	27,634
17,967	Yum China Holdings, Inc.	1,036,876
1,014	Yum! Brands, Inc.	97,192
		14,744,824
	Consumer Staples — 15.6%
1,009	Brown-Forman Corporation - Class B (b)	73,829
445	Bunge, Ltd.	20,301
12,587	Campbell Soup Company (b)	662,202
6,435	Church & Dwight Company, Inc.	616,666
6,996	Clorox Company	1,563,607
12,610	Coca-Cola Company	624,573
466	Coca-Cola European Partners plc	19,181
2,892	Colgate-Palmolive Company	229,220
31,050	Conagra Brands, Inc.	1,191,078
514	Constellation Brands, Inc. - Class A	94,823
1,423	Costco Wholesale Corporation	494,720
657	Estee Lauder Companies, Inc. - Class A	145,670
17,721	General Mills, Inc.	1,133,258
1,093	Hershey Company	162,464
3,097	Hormel Foods Corporation (b)	157,885
7,160	JM Smucker Company (b)	860,489
11,056	Kellogg Company	783,981
13,110	Keurig Dr Pepper, Inc.	391,071
1,274	Kimberly-Clark Corporation	200,986
38,493	Kraft Heinz Company	1,348,794
42,329	Kroger Company	1,510,299
7,468	Lamb Weston Holdings, Inc. (b)	469,364
416	McCormick & Company, Inc.	85,779
594	Molson Coors Beverage Company - Class B	22,358
4,634	Mondelez International, Inc. - Class A	270,718
1,306	Monster Beverage Corporation (a)	109,521
4,535	PepsiCo, Inc.	635,172
218	Post Holdings, Inc. (a)	19,188
8,062	Procter & Gamble Company	1,115,216
1,640	Sysco Corporation	98,630
8,233	Tyson Foods, Inc. - Class A	517,032
2,514	Walgreens Boots Alliance, Inc. (b)	95,582
		15,723,657
	Energy — 2.0%
2,207	Baker Hughes Company (b)	31,516
24,817	Cabot Oil & Gas Corporation (b)	470,778
1,462	Cheniere Energy, Inc. (a)	76,097
2,475	Chevron Corporation	207,727
668	Concho Resources, Inc.	34,723
3,662	ConocoPhillips	138,753
10,267	Diamondback Energy, Inc.	400,002
1,959	EOG Resources, Inc.	88,821
2,746	Halliburton Company	44,430
943	Hess Corporation	43,416
6,567	Kinder Morgan, Inc.	90,756
10,563	Occidental Petroleum Corporation (b)	134,573
1,391	ONEOK, Inc.	38,225
554	Pioneer Natural Resources Company	57,577
4,704	Schlumberger NV	89,423
4,090	Williams Companies, Inc.	84,908
		2,031,725
	Financials — 5.3%
2,278	Aflac, Inc.	82,737
16,462	AGNC Investment Corporation	232,279
447	Allstate Corporation	41,571
1,216	Ally Financial, Inc.	27,822
1,070	American International Group, Inc.	31,180
75,797	Annaly Capital Management, Inc.	557,108
777	Aon plc - Class A	155,392
224	Apollo Global Management, Inc.	10,499
504	Arthur J. Gallagher & Company	53,071
199	Assurant, Inc. (b)	24,190
2,743	Bank of New York Mellon Corporation	101,436
75	Berkshire Hathaway, Inc. - Class B (a)	16,353
787	Brown & Brown, Inc.	36,517
5,555	Cboe Global Markets, Inc.	509,893
3,936	Charles Schwab Corporation (b)	139,846
1,307	Chubb, Ltd.	163,375

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Financials — 5.3% (Continued)
532	Cincinnati Financial Corporation	$42,246
1,202	CME Group, Inc.	211,396
341	Commerce Bancshares, Inc./MO (b)	20,313
165	Credicorp, Ltd. (b)	21,529
130	Everest Re Group, Ltd.	28,610
889	Fidelity National Financial, Inc. (b)	29,186
368	First American Financial Corporation	19,346
561	First Republic Bank/CA	63,343
911	Franklin Resources, Inc. (b)	19,186
1,213	Hartford Financial Services Group, Inc.	49,066
3,412	Huntington Bancshares, Inc. (b)	32,107
1,779	Intercontinental Exchange, Inc.	188,983
406	JPMorgan Chase & Company	40,677
419	M&T Bank Corporation	43,266
2,324	MarketAxess Holdings, Inc.	1,129,325
1,547	Marsh & McLennan Companies, Inc.	177,766
387	Nasdaq, Inc.	52,021
1,974	Progressive Corporation	187,609
209	Reinsurance Group of America, Inc.	19,161
153	RenaissanceRe Holdings, Ltd.	28,112
182	Signature Bank	17,659
1,157	State Street Corporation (b)	78,780
849	Travelers Companies, Inc. (b)	98,518
1,873	Truist Financial Corporation	72,691
4,436	U.S. Bancorp	161,470
10,074	Wells Fargo & Company	243,288
428	Willis Towers Watson plc	87,967
549	Zions Bancorporation NA	17,656
		5,364,546
	Health Care — 22.4%
807	Abbott Laboratories	88,342
5,768	AbbVie, Inc.	552,401
2,798	ABIOMED, Inc. (a)	860,721
302	Agilent Technologies, Inc. (b)	30,327
721	Alexion Pharmaceuticals, Inc. (a)	82,353
245	Align Technology, Inc. (a)(b)	72,760
5,321	Alnylam Pharmaceuticals, Inc. (a)	705,777
504	AmerisourceBergen Corporation	48,903
1,726	Amgen, Inc.	437,230
827	Anthem, Inc.	232,817
1,655	Baxter International, Inc.	144,101
951	Becton Dickinson and Company	230,874
4,054	Biogen, Inc. (a)	1,166,093
603	BioMarin Pharmaceutical, Inc. (a)	47,052
69	Bio-Rad Laboratories, Inc. - Class A (a)	35,093
130	Bio-Techne Corporation	33,210
7,401	Bristol-Myers Squibb Company	460,342
987	Cardinal Health, Inc.	50,100
492	Catalent, Inc. (a)	45,510
1,847	Centene Corporation (a)	113,258
1,017	Cerner Corporation (b)	74,617
57	Chemed Corporation	29,475
1,212	Cigna Corporation	214,972
170	Cooper Companies, Inc.	53,445
4,290	CVS Health Corporation	266,495
374	Danaher Corporation	77,220
299	DaVita, Inc. (a)	25,941
5,840	DENTSPLY SIRONA, Inc.	262,041
3,792	DexCom, Inc. (a)	1,613,155
2,011	Edwards Lifesciences Corporation (a)	172,624
1,250	Elanco Animal Health, Inc. (a)	36,325
2,762	Eli Lilly & Company	409,853
326	Encompass Health Corporation	21,268
2,490	Exact Sciences Corporation (a)	187,472
7,320	Exelixis, Inc. (a)	162,650
8,275	Gilead Sciences, Inc.	552,356
174	Haemonetics Corporation (a)	15,601
893	HCA Healthcare, Inc.	121,198
480	Henry Schein, Inc. (a)	31,891
152	Hill-Rom Holdings, Inc.	14,256
486	Hologic, Inc. (a)	29,024
738	Horizon Therapeutics plc (a)	55,439
653	Humana, Inc.	271,106
173	ICON plc	32,249
279	IDEXX Laboratories, Inc. (a)	109,106
479	Illumina, Inc. (a)(b)	171,108
13,387	Immunomedics, Inc. (a)	596,525
622	Incyte Corporation (a)	59,930
2,868	Insulet Corporation (a)	625,941
430	Ionis Pharmaceuticals, Inc. (a)	23,435
2,205	Jazz Pharmaceuticals plc (a)	296,330
8,622	Johnson & Johnson	1,322,700
172	Masimo Corporation (a)	38,528
533	McKesson Corporation	81,784
4,282	Medtronic plc	460,187

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care — 22.4% (Continued)
8,262	Merck & Company, Inc.	$704,501
73	Mettler-Toledo International, Inc. (a)	70,867
18,086	Moderna, Inc. (a)(b)	1,173,602
660	Molina Healthcare, Inc. (a)	122,080
26,604	Mylan NV (a)(b)	435,774
5,041	Neurocrine Biosciences, Inc. (a)	586,873
433	Novocure, Ltd. (a)	35,831
376	PerkinElmer, Inc.	44,263
460	Perrigo Company plc (b)	24,058
18,177	Pfizer, Inc.	686,909
449	Quest Diagnostics, Inc.	49,947
651	Regeneron Pharmaceuticals, Inc. (a)	403,574
482	ResMed, Inc.	87,136
4,852	Sarepta Therapeutics, Inc. (a)	710,430
1,896	Seattle Genetics, Inc. (a)	300,213
288	STERIS plc	45,976
4,816	Teladoc Health, Inc. (a)(b)	1,038,763
159	Teleflex, Inc.	62,479
866	Thermo Fisher Scientific, Inc.	371,496
3,068	UnitedHealth Group, Inc.	958,904
263	Universal Health Services, Inc. - Class B	29,022
303	Varian Medical Systems, Inc. (a)	52,622
444	Veeva Systems, Inc. - Class A (a)	125,328
849	Vertex Pharmaceuticals, Inc. (a)	236,973
208	Waters Corporation (a)	44,982
249	West Pharmaceutical Services, Inc.	70,706
699	Zimmer Biomet Holdings, Inc.	98,475
		22,525,295
	Industrials — 3.7%
1,306	3M Company	212,904
309	Allegion plc	31,948
450	AO Smith Corporation	22,037
184	Carlisle Companies, Inc.	24,095
700	Caterpillar, Inc.	99,617
1,098	C.H. Robinson Worldwide, Inc. (b)	107,933
691	Copart, Inc. (a)	71,394
123	CoStar Group, Inc. (a)	104,379
476	Cummins, Inc.	98,651
2,086	Delta Air Lines, Inc.	64,353
411	Equifax, Inc.	69,159
535	Expeditors International of Washington, Inc.	47,289
1,887	Fastenal Company	92,199
759	FedEx Corporation	166,859
69,208	General Electric Company (b)	438,779
269	HEICO Corporation - Class A	24,043
5,176	IAA, Inc. (a)	270,809
419	IHS Markit, Ltd.	33,487
1,132	Ingersoll Rand, Inc. (a)	39,688
289	JB Hunt Transport Services, Inc.	40,616
2,579	Johnson Controls International plc	105,042
323	Kansas City Southern	58,799
129	Lennox International, Inc.	36,163
702	Lyft, Inc. - Class A (a)(b)	20,828
936	Masco Corporation	54,569
364	Old Dominion Freight Line, Inc.	73,594
362	Owens Corning	24,486
1,114	PACCAR, Inc.	95,626
709	Republic Services, Inc.	65,738
372	Robert Half International, Inc.	19,790
511	Sensata Technologies Holding plc (a)	21,278
179	Snap-on, Inc. (b)	26,540
1,923	Southwest Airlines Company	72,266
118	Teledyne Technologies, Inc. (a)	37,006
355	Toro Company	26,724
774	Trane Technologies plc	91,633
3,290	United Airlines Holdings, Inc. (a)(b)	118,440
2,308	United Parcel Service, Inc. - Class B	377,634
149	W.W. Grainger, Inc.	54,449
1,413	Waste Management, Inc.	161,082
609	Westinghouse Air Brake Technologies Corporation	40,529
606	Xylem, Inc. (b)	48,589
		3,691,044
	Information Technology — 12.8%
3,943	Advanced Micro Devices, Inc. (a)	358,103
900	Akamai Technologies, Inc. (a)	104,787
171	Alteryx, Inc. - Class A (a)(b)	20,662
456	Amdocs, Ltd.	27,921
10,400	Apple, Inc.	1,342,016
194	Arista Networks, Inc. (a)	43,349
228	Aspen Technology, Inc. (a)	28,963
1,819	Atlassian Corporation plc - Class A (a)	348,811
1,722	Avalara, Inc. (a)	228,010
485	Black Knight, Inc. (a)	40,789

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Information Technology — 12.8% (Continued)
465	Booz Allen Hamilton Holding Corporation	$40,948
1,002	Broadcom, Inc.	347,844
389	Broadridge Financial Solutions, Inc.	53,449
379	Ceridian HCM Holding, Inc. (a)	30,138
413	Check Point Software Technologies, Ltd. (a)(b)	52,145
497	Ciena Corporation (a)	28,215
1,301	Citrix Systems, Inc.	188,905
537	Cognex Corporation	37,155
1,145	Cognizant Technology Solutions Corporation - Class A	76,555
213	Coupa Software, Inc. (a)	69,809
762	Dell Technologies, Inc. - Class C (a)	50,353
9,823	DocuSign, Inc. (a)	2,190,530
203	F5 Networks, Inc. (a)	26,863
289	FleetCor Technologies, Inc. (a)(b)	72,669
5,664	FLIR Systems, Inc.	209,001
448	Fortinet, Inc. (a)	59,138
298	Gartner, Inc. (a)	38,686
638	Genpact, Ltd.	26,911
586	GoDaddy, Inc. - Class A (a)	49,036
283	Guidewire Software, Inc. (a)	31,784
4,188	Hewlett Packard Enterprise Company	40,498
4,672	HP, Inc.	91,338
888	Intel Corporation	45,244
2,657	International Business Machines Corporation	327,635
260	Jack Henry & Associates, Inc. (b)	43,009
1,112	Juniper Networks, Inc. (b)	27,800
607	Keysight Technologies, Inc. (a)	59,802
2,149	Marvell Technology Group, Ltd.	83,338
777	MongoDB, Inc. (a)(b)	181,663
773	NetApp, Inc.	36,632
35,255	NortonLifeLock, Inc.	829,198
938	NXP Semiconductors NV	117,963
1,383	Okta, Inc. (a)(b)	297,857
1,364	ON Semiconductor Corporation (a)	29,149
3,389	Oracle Corporation (b)	193,919
586	Pagseguro Digital, Ltd. - Class A (a)(b)	24,694
327	Palo Alto Networks, Inc. (a)	84,173
187	Proofpoint, Inc. (a)	20,508
352	PTC, Inc. (a)	32,176
393	Qorvo, Inc. (a)	50,410
4,471	QUALCOMM, Inc.	532,496
1,793	RingCentral, Inc. - Class A (a)	521,351
778	Seagate Technology plc (b)	37,336
243	ServiceNow, Inc. (a)	117,131
878	SolarEdge Technologies, Inc. (a)(b)	194,170
519	Splunk, Inc. (a)	113,832
320	SS&C Technologies Holdings, Inc. (b)	20,390
561	Teradyne, Inc.	47,668
569	Trade Desk, Inc. - Class A (a)(b)	273,860
846	Trimble, Inc. (a)	44,339
3,356	Twilio, Inc. - Class A (a)	905,314
132	Tyler Technologies, Inc. (a)	45,581
148	Universal Display Corporation	25,974
209	VeriSign, Inc. (a)	44,893
269	VMware, Inc. - Class A (a)(b)	38,854
1,404	Western Union Company (b)	33,120
172	Wix.com, Ltd. (a)(b)	50,676
557	Workday, Inc. - Class A (a)	133,519
849	Xilinx, Inc.	88,432
177	Zebra Technologies Corporation - Class A (a)	50,716
297	Zendesk, Inc. (a)(b)	28,625
4,585	Zscaler, Inc. (a)(b)	657,214
		12,846,042
	Materials — 3.6%
359	Albemarle Corporation (b)	32,673
213	AptarGroup, Inc.	25,217
284	Avery Dennison Corporation	32,771
1,100	Ball Corporation (b)	88,407
2,538	Corteva, Inc.	72,460
2,494	DuPont de Nemours, Inc.	139,065
81	Ecolab, Inc.	15,963
139	FMC Corporation	14,854
349	International Flavors & Fragrances, Inc. (b)	43,203
1,720	Linde plc	429,553
208	Martin Marietta Materials, Inc.	42,197
25,252	Newmont Corporation	1,698,954
300	Packaging Corporation of America	30,372
794	PPG Industries, Inc.	95,598
4,273	Royal Gold, Inc.	582,495
429	RPM International, Inc.	36,366

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Materials — 3.6% (Continued)
283	Sherwin-Williams Company	$189,907
687	Steel Dynamics, Inc.	20,280
446	Vulcan Materials Company	53,520
		3,643,855
	Real Estate — 4.6%
286	Alexandria Real Estate Equities, Inc.	48,157
1,449	American Tower Corporation	361,019
470	AvalonBay Communities, Inc. (b)	74,288
481	Boston Properties, Inc.	41,784
321	Camden Property Trust	29,192
1,363	Crown Castle International Corporation	222,510
880	Digital Realty Trust, Inc. (b)	136,972
291	Equinix, Inc.	229,826
570	Equity LifeStyle Properties, Inc.	37,785
1,238	Equity Residential	69,885
222	Essex Property Trust, Inc.	48,065
8,229	Extra Space Storage, Inc. (b)	876,801
254	Federal Realty Investment Trust	20,127
1,755	Healthpeak Properties, Inc.	48,508
2,368	Host Hotels & Resorts, Inc.	26,593
1,610	Invitation Homes, Inc.	46,094
961	Iron Mountain, Inc. (b)	28,916
177	Jones Lang LaSalle, Inc.	18,238
385	Mid-America Apartment Communities, Inc.	45,091
577	National Retail Properties, Inc.	20,449
3,918	Omega Healthcare Investors, Inc.	121,340
1,596	Prologis, Inc.	162,569
4,563	Public Storage	969,182
1,100	Realty Income Corporation (b)	68,233
556	Regency Centers Corporation	22,079
377	SBA Communications Corporation	115,388
1,011	Simon Property Group, Inc. (b)	68,596
306	Sun Communities, Inc.	45,618
980	UDR, Inc.	34,114
8,387	Ventas, Inc.	345,628
3,587	VEREIT, Inc.	24,105
1,554	VICI Properties, Inc.	34,716
583	Vornado Realty Trust (b)	20,889
1,369	Welltower, Inc.	78,745
577	WP Carey, Inc.	40,026
		4,581,528
	Utilities — 3.9%
1,136	American Water Works Company, Inc.	160,562
415	Atmos Energy Corporation	41,425
959	CMS Energy Corporation	58,010
13,638	Consolidated Edison, Inc.	972,935
2,753	Dominion Energy, Inc.	215,945
10,668	Edison International	559,857
798	Essential Utilities, Inc. (b)	33,915
9,124	Eversource Energy	782,018
1,604	NextEra Energy, Inc.	447,789
1,251	NiSource, Inc.	27,722
671	OGE Energy Corporation	21,378
34,587	PG&E Corporation (a)	320,276
1,705	PPL Corporation	47,109
1,707	Public Service Enterprise Group, Inc.	89,174
956	Sempra Energy	118,209
702	UGI Corporation	24,240
		3,920,564
	TOTAL COMMON STOCKS (Cost $80,848,023)	100,454,506

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Maximum Diversification U.S. Core Equity ETF (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
54,139	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)	$54,139
	TOTAL SHORT-TERM INVESTMENTS (Cost $54,139)	54,139

Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.3%
	Private Funds — 13.3%
13,401,337	Mount Vernon Liquid Assets Portfolio, LLC, 0.21% (c)	13,401,337
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,401,337)	13,401,337

	Total Investments (Cost $94,303,499) — 113.2%	113,909,982
	Liabilities in Excess of Other Assets — (13.2)%	(13,292,096)
	TOTAL NET ASSETS — 100.0%	$100,617,886

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2020. The total value of securities on loan is $13,063,398.
(c)	Rate shown is the annualized seven-day yield as of August 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 98.4%
	Communication Services — 19.1%
7,853	Activision Blizzard, Inc.	$655,883
2,761	Alphabet, Inc. - Class A (a)	4,499,132
2,731	Alphabet, Inc. - Class C (a)	4,462,946
2,698	Baidu, Inc. - ADR (a)	336,090
2,202	Charter Communications, Inc. - Class A (a)	1,355,573
47,786	Comcast Corporation - Class A	2,141,291
2,924	Electronic Arts, Inc. (a)	407,810
19,332	Facebook, Inc. - Class A (a)	5,668,143
3,615	Fox Corporation - Class A	100,714
2,697	Fox Corporation - Class B	74,977
1,758	Liberty Global plc - Class A (a)	41,084
4,448	Liberty Global plc - Class C (a)	102,348
692	NetEase, Inc. - ADR	337,149
4,526	Netflix, Inc. (a)	2,396,788
45,825	Sirius XM Holdings, Inc.	268,993
1,098	Take-Two Interactive Software, Inc. (a)	187,967
12,422	T-Mobile US, Inc. (a)	1,449,399
		24,486,287
	Consumer Discretionary — 19.1%
4,023	Amazon.com, Inc. (a)	13,883,212
380	Booking Holdings, Inc. (a)	725,971
2,431	Dollar Tree, Inc. (a)	234,032
7,151	eBay, Inc.	391,732
1,401	Expedia Group, Inc.	137,508
9,663	JD.com, Inc. - ADR (a)	759,898
1,174	Lululemon Athletica, Inc. (a)	441,037
3,288	Marriott International, Inc. - Class A	338,368
455	MercadoLibre, Inc. (a)	531,709
692	O’Reilly Automotive, Inc. (a)	322,216
2,868	Pinduoduo, Inc. - ADR (a)	255,080
3,694	Ross Stores, Inc.	336,450
12,284	Starbucks Corporation	1,037,630
9,485	Tesla, Inc. (a)	4,726,565
5,326	Trip.com Group, Ltd. - ADR (a)	161,058
540	Ulta Beauty, Inc. (a)	125,377
		24,407,843
	Consumer Staples — 4.5%
4,584	Costco Wholesale Corporation	1,593,673
12,648	Kraft Heinz Company	443,186
14,804	Mondelez International, Inc. - Class A	864,850
5,528	Monster Beverage Corporation (a)	463,578
14,551	PepsiCo, Inc.	2,038,013
9,237	Walgreens Boots Alliance, Inc.	351,191
		5,754,491
	Health Care — 6.2%
2,279	Alexion Pharmaceuticals, Inc. (a)	260,307
766	Align Technology, Inc. (a)	227,487
6,101	Amgen, Inc.	1,545,505
1,834	Biogen, Inc. (a)	527,532
1,758	BioMarin Pharmaceutical, Inc. (a)	137,177
3,211	Cerner Corporation	235,591
914	DexCom, Inc. (a)	388,825
13,225	Gilead Sciences, Inc.	882,769
837	IDEXX Laboratories, Inc. (a)	327,317
1,477	Illumina, Inc. (a)	527,614
2,202	Incyte Corporation (a)	212,163
1,098	Intuitive Surgical, Inc. (a)	802,462
3,526	Moderna, Inc. (a)	228,802
1,082	Regeneron Pharmaceuticals, Inc. (a)	670,764
1,706	Seattle Genetics, Inc. (a)	270,128
2,558	Vertex Pharmaceuticals, Inc. (a)	713,989
		7,958,432
	Industrials — 1.6%
951	Cintas Corporation	316,911
2,353	Copart, Inc. (a)	243,112
8,010	CSX Corporation	612,444
5,903	Fastenal Company	288,421
3,496	PACCAR, Inc.	300,097
1,629	Verisk Analytics, Inc.	304,085
		2,065,070
	Information Technology — 47.3% (b)
4,958	Adobe, Inc. (a)	2,545,388
11,717	Advanced Micro Devices, Inc. (a)	1,064,138
3,769	Analog Devices, Inc.	440,521
838	ANSYS, Inc. (a)	284,090
140,316	Apple, Inc.	18,106,377
9,587	Applied Materials, Inc.	590,559
692	ASML Holding NV - NY	258,933
2,203	Autodesk, Inc. (a)	541,277
4,449	Automatic Data Processing, Inc.	618,811
4,038	Broadcom, Inc.	1,401,792
2,849	Cadence Design Systems, Inc. (a)	315,983
1,402	CDW Corporation	159,337

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2020

Nationwide Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Information Technology — 47.3% (b) (Continued)
1,477	Check Point Software Technologies, Ltd. (a)	$186,486
44,143	Cisco Systems, Inc.	1,863,717
1,251	Citrix Systems, Inc.	181,645
5,600	Cognizant Technology Solutions Corporation - Class A	374,416
1,859	DocuSign, Inc. (a)	414,557
7,120	Fiserv, Inc. (a)	709,010
44,291	Intel Corporation	2,256,626
2,620	Intuit, Inc.	904,922
1,553	KLA Corporation	318,582
1,477	Lam Research Corporation	496,774
2,773	Maxim Integrated Products, Inc.	189,784
2,431	Microchip Technology, Inc.	266,681
11,497	Micron Technology, Inc. (a)	523,228
61,353	Microsoft Corporation	13,836,943
6,262	NVIDIA Corporation	3,350,044
2,849	NXP Semiconductors NV	358,290
3,694	Paychex, Inc.	282,480
12,048	PayPal Holdings, Inc. (a)	2,459,479
11,915	QUALCOMM, Inc.	1,419,077
1,629	Skyworks Solutions, Inc.	235,961
1,477	Splunk, Inc. (a)	323,950
1,477	Synopsys, Inc. (a)	326,860
9,738	Texas Instruments, Inc.	1,384,257
1,173	VeriSign, Inc. (a)	251,960
3,000	Western Digital Corporation	115,260
1,629	Workday, Inc. - Class A (a)	390,488
2,507	Xilinx, Inc.	261,129
1,679	Zoom Video Communications, Inc. - Class A (a)	545,843
		60,555,655
	Utilities — 0.6%
10,016	Exelon Corporation	369,691
5,528	Xcel Energy, Inc.	384,057
		753,748
	TOTAL COMMON STOCKS (Cost $101,743,506)	125,981,526

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (c) — 0.5%
111	Nasdaq 100 Index Put, Expiration: 9/18/2020, Exercise Price: $11,000.00	134,428,770	$597,735
	TOTAL PURCHASED OPTIONS (Cost $1,744,344)		597,735

Shares
	SHORT-TERM INVESTMENTS — 1.0%
	Money Market Funds — 1.0%
1,317,467	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (d)	1,317,467
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,317,467)	1,317,467

	Total Investments (Cost $104,805,317) — 99.9%	127,896,728
	Other Assets in Excess of Liabilities — 0.1%	111,590
	TOTAL NET ASSETS — 100.0%	$128,008,318

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in the Notes to Financial Statements.

(c)	Exchange traded.
(d)	Rate shown is the annualized seven-day yield as of August 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

August 31, 2020

	Nationwide Risk-Based U.S. Equity ETF	Nationwide Risk-Based International Equity ETF	Nationwide Maximum Diversification U.S. Core Equity ETF	Nationwide Risk-Managed Income ETF
ASSETS
Investments in securities, at value*+ (Note 2)	$121,940,169	$114,318,838	$113,909,982	$127,896,728
Receivable for securities sold	—	—	—	8,808,180
Foreign currency, at value*	—	3,415	—	—
Dividends and interest receivable	142,615	232,175	138,199	85,319
Securities lending income receivable	1,216	500	1,052	—
Reclaims receivable	214	287,879	55	—
Total Assets	122,084,214	114,842,807	114,049,288	136,790,227

LIABILITIES
Collateral received for securities loaned (Note 4)	14,307,696	2,624,796	13,401,337	—
Payable for securities purchased	—	—	—	8,715,085
Management fees payable	28,024	39,970	30,065	66,824
Total Liabilities	14,335,720	2,664,766	13,431,402	8,781,909

NET ASSETS	$107,748,494	$112,178,041	$100,617,886	$128,008,318

Net Assets Consist of:
Paid-in capital	$99,306,534	$119,208,285	$87,317,696	$121,896,958
Total distributable earnings (accumulated deficit)	8,441,960	(7,030,244)	13,300,190	6,111,360
Net assets	$107,748,494	$112,178,041	$100,617,886	$128,008,318

Net assets value:
Net assets	$107,748,494	$112,178,041	$100,617,886	$128,008,318
Shares outstanding ^	3,325,000	4,450,000	2,975,000	4,550,000
Net asset value, offering and redemption price per share	$32.41	$25.21	$33.82	$28.13
*Identified Cost:
Investments in securities	$102,246,519	$103,333,187	$94,303,499	$104,805,317
Foreign currency	—	3,437	—	—

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $14,002,162, $3,193,778, $13,063,398, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year/Period Ended August 31, 2020

	Nationwide Risk-Based U.S. Equity ETF	Nationwide Risk-Based International Equity ETF	Nationwide Maximum Diversification U.S. Core Equity ETF	Nationwide Risk-Managed Income ETF(2)
INCOME
Dividends (1)	$2,081,642	$2,609,361	$2,475,276	$327,195
Interest	1,229	1,571	1,403	1,973
Securities lending income, net (Note 4)	69,550	8,648	50,595	—
Total investment income	2,152,421	2,619,580	2,527,274	329,168

EXPENSES
Management fees	333,164	475,553	349,531	241,608
Total expenses	333,164	475,553	349,531	241,608
Net investment income (loss)	1,819,257	2,144,027	2,177,743	87,560

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	5,715,839	(7,449,693)	4,448,460	981,316
Written options	—	—	—	(13,753,059)
Foreign currency	41	3,840	12	—
Change in unrealized appreciation (depreciation) on:
Investments	6,474,171	10,250,180	10,938,372	23,091,411
Foreign currency	—	26,315	—	—
Net realized and unrealized gain (loss) on investments	12,190,051	2,830,642	15,386,844	10,319,668
Net increase (decrease) in net assets resulting from operations	$14,009,308	$4,974,669	$17,564,587	$10,407,228

(1)	Net of foreign taxes withheld of $728, $278,514, $263 and $194, respectively.
(2)	Fund inception of December 19, 2019. The information presented is for the period from Deccember 19, 2019 to August 31, 2020.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Nationwide Risk-Based U.S. Equity ETF

	Year Ended August 31, 2020	Year Ended August 31, 2019
OPERATIONS
Net investment income (loss)	$1,819,257	$2,175,273
Net realized gain (loss) on investments and foreign currency	5,715,880	(7,889)
Change in unrealized appreciation (depreciation) on investments	6,474,171	6,171,917
Net increase (decrease) in net assets resulting from operations	14,009,308	8,339,301

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,223,675)	(2,452,837)
Total distributions to shareholders	(2,223,675)	(2,452,837)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	26,310,995	17,604,895
Payments for shares redeemed	(44,985,528)	(26,954,940)
Transaction fees (Note 8)	—	—
Net increase (decrease) in net assets derived from capital share transactions (a)	(18,674,533)	(9,350,045)
Net increase (decrease) in net assets	$(6,888,900)	$(3,463,581)

NET ASSETS
Beginning of year	$114,637,394	$118,100,975
End of year	$107,748,494	$114,637,394

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	875,000	650,000
Redemptions	(1,475,000)	(975,000)
Net increase (decrease)	(600,000)	(325,000)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Risk-Based International Equity ETF

	Year Ended August 31, 2020	Year Ended August 31, 2019
OPERATIONS
Net investment income (loss)	$2,144,027	$3,158,988
Net realized gain (loss) on investments and foreign currency	(7,445,853)	(7,219,983)
Change in unrealized appreciation (depreciation) on investments and foreign currency	10,276,495	1,395,189
Net increase (decrease) in net assets resulting from operations	4,974,669	(2,665,806)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,226,899)	(3,061,273)
Total distributions to shareholders	(3,226,899)	(3,061,273)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	5,166,260	4,750,293
Payments for shares redeemed	(11,445,127)	(1,864,215)
Transaction fees (Note 8)	37	—
Net increase (decrease) in net assets derived from capital share transactions (a)	(6,278,830)	2,886,078
Net increase (decrease) in net assets	$(4,531,060)	$(2,841,001)

NET ASSETS
Beginning of year	$116,709,101	$119,550,102
End of year	$112,178,041	$116,709,101

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	200,000	200,000
Redemptions	(475,000)	(75,000)
Net increase (decrease)	(275,000)	125,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Maximum Diversification U.S. Core Equity ETF

	Year Ended August 31, 2020	Year Ended August 31, 2019
OPERATIONS
Net investment income (loss)	$2,177,743	$1,803,958
Net realized gain (loss) on investments and foreign currency	4,448,472	2,430,600
Change in unrealized appreciation (depreciation) on investments	10,938,372	(4,591,577)
Net increase (decrease) in net assets resulting from operations	17,564,587	(357,019)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,874,283)	(1,544,599)
Total distributions to shareholders	(1,874,283)	(1,544,599)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	6,293,710	14,938,460
Payments for shares redeemed	(27,064,745)	(21,636,517)
Transaction fees (Note 8)	—	8
Net increase (decrease) in net assets derived from capital share transactions (a)	(20,771,035)	(6,698,049)
Net increase (decrease) in net assets	$(5,080,731)	$(8,599,667)

NET ASSETS
Beginning of year	$105,698,617	$114,298,284
End of year	$100,617,886	$105,698,617

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	225,000	525,000
Redemptions	(875,000)	(750,000)
Net increase (decrease)	(650,000)	(225,000)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Risk-Managed Income ETF

Period Ended August 31, 2020 (1)
OPERATIONS
Net investment income (loss)	$87,560
Net realized gain (loss) on investments and written options	(12,771,743)
Change in unrealized appreciation (depreciation) on investments	23,091,411
Net increase (decrease) in net assets resulting from operations	10,407,228

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(87,560)
Tax return of capital to shareholders	(3,039,555)
Total distributions to shareholders	(3,127,115)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	135,658,245
Payments for shares redeemed	(14,930,040)
Transaction fees (Note 8)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	120,728,205
Net increase (decrease) in net assets	$128,008,318

NET ASSETS
Beginning of period	$—
End of period	$128,008,318

(a)	A summary of capital share transactions is as follows:
Shares
Subscriptions	5,100,000
Redemptions	(550,000)
Net increase (decrease)	4,550,000

(1)	Inception date of December 19, 2019. The information presented is for the period from December 19, 2019 to August 31, 2020.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a capital share outstanding throughout the year/period

Nationwide Risk-Based U.S. Equity ETF

	Year Ended August 31, 2020	Year Ended August 31, 2019	Period Ended August 31, 2018(1)
Net asset value, beginning of year/period	$29.21	$27.79	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.48	0.53	0.51
Net realized and unrealized gain (loss) on investments	3.28	1.49	2.41
Total from investment operations	3.76	2.02	2.92

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.56)	(0.60)	(0.11)
From realized gains	—	—	(0.02)
Total distributions	(0.56)	(0.60)	(0.13)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 8)	—	—	—

Net asset value, end of year/period	$32.41	$29.21	$27.79

Total return	13.00%	7.70%	11.70	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	107,748	114,637	118,101

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30%	0.30%	0.30	%(4)
Net investment income to average net assets	1.64%	1.95%	2.03	%(4)

Portfolio turnover rate (5)	73%	76%	87	%(3)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the year/period

Nationwide Risk-Based International Equity ETF

	Year Ended August 31, 2020	Year Ended August 31, 2019	Period Ended August 31, 2018(1)
Net asset value, beginning of year/period	$24.70	$25.99	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.46	0.68	0.59
Net realized and unrealized gain (loss) on investments	0.73 (3)	(1.30)	0.53
Total from investment operations	1.19	(0.62)	1.12

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.68)	(0.67)	(0.11)
From realized gains	—	—	(0.02)
Total distributions	(0.68)	(0.67)	(0.13)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 8)	0.00 (4)	—	0.00	(4)

Net asset value, end of year/period	$25.21	$24.70	$25.99

Total return	4.77%	-2.14%	4.48	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$112,178	$116,709	$119,550

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.42%	0.42%	0.42	%(6)
Net investment income to average net assets	1.89%	2.74%	2.36	%(6)

Portfolio turnover rate (7)	78%	98%	145	%(5)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the year/period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Represents less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the year/period

Nationwide Maximum Diversification U.S. Core Equity ETF

	Year Ended August 31, 2020	Year Ended August 31, 2019	Period Ended August 31, 2018(1)
Net asset value, beginning of year/period	$29.16	$29.69	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.64	0.49	0.35
Net realized and unrealized gain (loss) on investments	4.54	(0.60)	4.46
Total from investment operations	5.18	(0.11)	4.81

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.52)	(0.42)	(0.12)
From realized gains	—	—	(0.00	)(3)
Total distributions	(0.52)	(0.42)	(0.12)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 8)	—	0.00 (3)	—

Net asset value, end of year/period	$33.82	$29.16	$29.69

Total return	17.96%	-0.11%	19.27	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$100,618	$105,699	$114,298

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.34%	0.34%	0.34	%(5)
Net investment income to average net assets	2.11%	1.75%	1.35	%(5)

Portfolio turnover rate (6)	40%	37%	26	%(4)

(1)	Inception date of September 15, 2017.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Risk-Managed Income ETF

	Period Ended August 31, 2020(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.05
Net realized and unrealized gain (loss) on investments	4.61
Total from investment operations	4.66

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.04)
Tax return of capital to shareholders	(1.49)
Total distributions	(1.53)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (Note 8)	—

Net asset value, end of period	$28.13

Total return	19.72	%(3)(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$128,008

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(5)
Net investment income to average net assets	0.25	%(5)

Portfolio turnover rate (6)	11	%(3)

(1)	Inception date of December 19, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)

The return reflects the actual performance for the period and does not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2020

NOTE 1 – ORGANIZATION

Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF are diversified series and Nationwide Risk-Managed Income ETF is a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Nationwide Risk-Based U.S. Equity ETF is to track the performance of the Rothschild & Co Risk-Based US IndexSM. The investment objective of the Nationwide Risk-Based International Equity ETF is to track the performance of the Rothschild & Co Risk-Based International IndexSM. The investment objective of the Nationwide Maximum Diversification U.S. Core Equity ETF is to track the performance of the TOBAM Maximum Diversification® USA Index. The investment objective of Nationwide Risk-Managed Income ETF is to seek current income with downside protection. The inception date for the Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF is September 15, 2017. The inception date for the Nationwide Risk-Managed Income ETF is December 19, 2019.

The end of the reporting period for the Funds is August 31, 2020, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2020 for the Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF and the period from December 19, 2019 through August 31, 2020 for the Nationwide Risk-Managed Income ETF (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Notes to Financial Statements (Continued)

August 31, 2020

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Nationwide Risk-Based U.S. Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$107,557,777	$—	$—	$107,557,777
Short-Term Investments	74,696	—	—	74,696
Investments Purchased with Proceeds from Securities Lending	—	14,307,696	—	14,307,696
Total Investments in Securities, at value	$107,632,473	$14,307,696	$—	$121,940,169

Notes to Financial Statements (Continued)

August 31, 2020

Nationwide Risk-Based International Equity ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$111,614,682	$—	$—	$111,614,682
Short-Term Investments	79,360	—	—	79,360
Investments Purchased with Proceeds from Securities Lending	—	2,624,796	—	2,624,796
Total Investments in Securities, at value	$111,694,042	$2,624,796	$—	$114,318,838

Nationwide Maximum Diversification U.S. Core Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$100,454,506	$—	$—	$100,454,506
Short-Term Investments	54,139	—	—	54,139
Investments Purchased with Proceeds from Securities Lending	—	13,401,337	—	13,401,337
Total Investments in Securities, at value	$100,508,645	$13,401,337	$—	$113,909,982

Nationwide Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$125,981,526	$—	$—	$125,981,526
Purchased Options	—	597,735	—	597,735
Short-Term Investments	1,317,467	—	—	1,317,467
Total Investments in Securities, at value	$127,298,993	$597,735	$—	$127,896,728

^	See Schedules of Investments for breakout of investments by sector classification.
*	See Schedule of Investments for breakout of investments by country and sector classifications.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.

Notes to Financial Statements (Continued)

August 31, 2020

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by each Fund on an annual basis for Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF. Distributions to shareholders from net investment income are declared and paid monthly by Nationwide Risk-Managed Income ETF and realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Nationwide Risk-Based U.S. Equity ETF	$(10,743,349)	$10,743,349
Nationwide Risk-Based International Equity ETF	(1,423,232)	1,423,232
Nationwide Maximum Diversification U.S. Core Equity ETF	(8,377,918)	8,377,918
Nationwide Risk-Managed Income ETF	(4,208,308)	4,208,308

Notes to Financial Statements (Continued)

August 31, 2020

During the fiscal year ended August 31, 2020, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Nationwide Risk-Based U.S. Equity ETF	$10,743,349
Nationwide Risk-Based International Equity ETF	1,423,232
Nationwide Maximum Diversification U.S. Core Equity ETF	8,377,918
Nationwide Risk-Managed Income ETF	4,208,308

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Nationwide Fund Advisors (“NFA” or the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Vident Investment Advisory, LLC serves as the sub-adviser for the Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF and Harvest Volatility Management, LLC serves as the sub-adviser for Nationwide Risk-Managed Income ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Funds, Nationwide Risk-Based U.S. Equity ETF pays the Adviser 0.30%, Nationwide Risk-Based International Equity ETF pays the Adviser 0.42%, Nationwide Maximum Diversification U.S. Core Equity ETF pays the Adviser 0.34% and Nationwide Risk-Managed Income ETF pays the Adviser 0.68%, at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Notes to Financial Statements (Continued)

August 31, 2020

Bank of New York Mellon (“BNY” or the “Sub-Custodian”) acts as the securities lending agent for the Nationwide Risk-Based International Equity ETF and the Custodian acts as the securities lending agent for the Nationwide Risk-Based U.S. Equity ETF and the Nationwide Maximum Diversification U.S. Core Equity ETF (the “Securities Lending Agents”).

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreements provide that, in the event of a borrower’s material default, the securities lending agent shall take all actions the securities lending agent deems appropriate to liquidate the collateral, purchase replacement securities at the securities lending agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreements between the Funds and the securities lending agents.

As of the end of the current fiscal period, the Nationwide Risk-Based International Equity ETF, the Nationwide Risk-Based U.S. Equity ETF and the Nationwide Maximum Diversification U.S. Core Equity ETF had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to the Securities Lending Agents were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
Nationwide Risk-Based U.S. Equity ETF	$14,002,162	$14,307,696	*
Nationwide Risk-Based International Equity ETF	3,193,778	2,624,796	^
Nationwide Maximum Diversification U.S. Core Equity ETF	13,063,398	13,401,337	*
Nationwide Risk-Managed Income ETF	—	—

*

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

^	The cash collateral received was invested in repurchase agreements collateralized by various U.S. government obligations, short-term investments with an overnight and continuous maturity.

The Nationwide Risk-Based International Equity ETF receives cash and non-cash collateral in return for securities loaned as part of the securities lending program. The cash collateral is invested in various repurchase agreements with selected commercial banks and broker-dealers, under which the Fund acquires U.S. government obligations as collateral subject to an obligation of the counterparty to repurchase and

Notes to Financial Statements (Continued)

August 31, 2020

the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at the end of the current fiscal period. The Schedule of Investments for the Fund includes investments purchased with particular cash collateral holdings as of the end of the reporting period. Non-cash collateral received by the Nationwide Risk-Based International Equity ETF was in the form of U.S. Treasury Notes with remaining maturities greater than 90 days and a value of $817,402 at the end of the current fiscal period.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Fees and Interest Earned
Nationwide Risk-Based U.S. Equity ETF	$69,550
Nationwide Risk-Based International Equity ETF	8,648
Nationwide Maximum Diversification U.S. Core Equity ETF	50,595
Nationwide Risk-Managed Income ETF	—

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities, options, and in-kind transactions were as follows:

Fund	Purchases	Sales
Nationwide Risk-Based U.S. Equity ETF	$81,151,465	$80,684,267
Nationwide Risk-Based International Equity ETF	87,237,126	87,982,817
Nationwide Maximum Diversification U.S. Core Equity ETF	41,260,320	40,917,337
Nationwide Risk-Managed Income ETF	5,825,269	28,663,561

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Redemptions
Nationwide Risk-Based U.S. Equity ETF	$26,269,945	$44,949,730
Nationwide Risk-Based International Equity ETF	5,108,688	11,350,300
Nationwide Maximum Diversification U.S. Core Equity ETF	6,270,445	26,884,857
Nationwide Risk-Managed Income ETF	135,330,275	14,764,394

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

Notes to Financial Statements (Continued)

August 31, 2020

Options Contracts. Nationwide Risk-Managed Income ETF may purchase call and put options. The Fund may also write options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average monthly volume of derivative activity during the current fiscal period was as follows:

	Average Monthly Value
Fund	Purchased Options	Written Options
Nationwide Risk-Managed Income ETF	$410,582	$(1,258,850)

The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period is as follows:

		Asset Derivatives*
Fund	Derivatives Not Accounted for as Hedging Instruments	Location	Value
Nationwide Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in Securities, at Value	$597,735

*	There were no liability derivatives at the end of the reporting period.

The effect of derivative instruments on the Statements of Operations for the current fiscal period is as follows:

Fund	Derivatives Not Accounted for as Hedging Instruments	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Nationwide Risk-Managed Income ETF	Equity Contracts - Written Options	$(13,753,059)		$—
Nationwide Risk-Managed Income ETF	Equity Contracts - Purchased Options	(3,034,560	)*	(1,146,609	)**

*	Included in net realized gain (loss) on investments as reported in the Statements of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statement of Operations.

Notes to Financial Statements (Continued)

August 31, 2020

NOTE 7 – INCOME TAX INFORMATION

The components of tax basis cost of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of August 31, 2020, were as follows:

	Nationwide Risk-Based U.S. Equity ETF	Nationwide Risk-Based International Equity ETF	Nationwide Maximum Diversification U.S. Core Equity ETF	Nationwide Risk-Managed Income ETF
Tax cost of investments	$103,090,229	$104,347,348	$94,764,574	$104,312,495
Gross tax unrealized appreciation	$21,325,972	$16,841,756	$24,058,922	$26,272,973
Gross tax unrealized depreciation	(2,476,032)	(6,866,851)	(4,913,514)	(2,688,740)
Net tax unrealized appreciation (depreciation)	18,849,940	9,974,905	19,145,408	23,584,233
Undistributed ordinary income	972,444	1,580,608	1,497,793	—
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(11,380,424)	(18,585,757)	(7,343,011)	(17,472,873)
Distributed earnings (accumulated deficit)	$8,441,960	$(7,030,244)	$13,300,190	$6,111,360

The difference between book and tax-basis cost is due primarily to timing differences in recognizing wash sale losses in security transactions, tax treatment of certain derivatives and tax treatment of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2020, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of August 31, 2020, the Funds had the following capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Nationwide Risk-Based U.S. Equity ETF	$(7,710,103)	$(3,670,321)
Nationwide Risk-Based International Equity ETF	(9,990,706)	(8,614,529)
Nationwide Maximum Diversification U.S. Core Equity ETF	(3,001,554)	(4,341,457)
Nationwide Risk-Managed Income ETF	(6,712,337)	(10,760,536)

The tax character of distributions declared by the Funds were as follows:

	Year/Period Ended August 31, 2020
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
Nationwide Risk-Based U.S. Equity ETF	$2,223,675	$—	$—
Nationwide Risk-Based International Equity ETF	3,226,899	—	—
Nationwide Maximum Diversification U.S. Core Equity ETF	1,874,283	—	—
Nationwide Risk-Managed Income ETF	87,560	—	3,039,555

	Year Ended August 31, 2019
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
Nationwide Risk-Based U.S. Equity ETF	$2,452,837	$—	$—
Nationwide Risk-Based International Equity ETF	3,061,273	—	—
Nationwide Maximum Diversification U.S. Core Equity ETF	1,544,599	—	—
Nationwide Risk-Managed Income ETF	N/A	N/A	N/A

Notes to Financial Statements (Continued)

August 31, 2020

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF and Nationwide Maximum Diversification U.S. Core Equity ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares. Nationwide Risk-Managed Income ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Nationwide Risk-Based U.S. Equity ETF, Nationwide Maximum Diversification U.S. Core Equity ETF and Nationwide Risk-Managed Income ETF is $500, payable to the Custodian. The standard fixed transaction fee for Nationwide Risk-Based International Equity ETF is $4,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the Capital Shares Transactions section of each Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 9 - RISKS

Foreign Securities Risk (International Fund only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the International Fund more volatile and potentially less liquid than other types of investments.

Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Derivatives Risk (Risk-Managed Fund only). The Fund invests in options that derive their performance from the performance of an underlying reference asset. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may have investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their reference asset, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

Notes to Financial Statements (Continued)

August 31, 2020

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

NOTE 10 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940. As of the end of the current fiscal period, ownership by affiliated funds and the parent company of the Adviser was as follows:

Fund	Shares Owned	Percentage of Total Shares Outstanding
Nationwide Risk-Based U.S. Equity ETF	3,311,200	99.58%
Nationwide Risk-Based International Equity ETF	4,386,800	98.58%
Nationwide Maximum Diversification U.S. Core Equity ETF	2,831,700	95.18%

Report of Independent Registered Public Accounting Firm

August 31, 2020

To the Shareholders of Nationwide ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, Nationwide Maximum Diversification U.S. Core Equity ETF, and Nationwide Risk-Managed Income ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, and Nationwide Maximum Diversification U.S. Core Equity ETF	For the year ended August 31, 2020	For the years ended August 31, 2020 and 2019	For the years ended August 31, 2020, 2019 and for the period from September 15, 2017 (commencement of operations) through August 31, 2018
Nationwide Risk-Managed Income ETF	For the period from December 19, 2019 (commencement of operations) through August 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 16, 2020

Trustees and Officers (Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	46	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	46	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Trustees and Officers (Unaudited)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Gentile Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etf.nationwide.com.

Expense Examples

For the Six-Months Ended August 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Nationwide Risk-Based U.S. Equity ETF

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 1,148.90	$1.62
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.63	$1.53

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 184/366, to reflect the one-half year period.

Nationwide Risk-Based International Equity ETF

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 1,066.60	$2.18
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.03	$2.14

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.42%, multiplied by the average account value during the six-month period, multiplied by 184/366, to reflect the one-half year period.

Expense Examples (Continued)

For the Six-Months Ended August 31, 2020 (Unaudited)

Nationwide Maximum Diversification U.S. Core Equity ETF

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 1,175.70	$1.86
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.43	$1.73

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.34%, multiplied by the average account value during the six-month period, multiplied by 184/366, to reflect the one-half year period.

Nationwide Risk-Managed Income ETF

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period (4)
Actual	$1,000.00	$ 1,210.20	$3.78
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.72	$3.46

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 184/366, to reflect the one-half year period.

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management,thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’s liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’s ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Approval of Advisory Agreements and Board Considerations (Unaudited)

Nationwide Risk-Based U.S. Equity ETF
Nationwide Risk-Based International Equity ETF
Nationwide Maximum Diversification U.S. Core Equity ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 28 29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Nationwide Fund Advisors (the “Adviser”) and the Trust, on behalf of the Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, and Nationwide Maximum Diversification U.S. Core Equity ETF (each, a “Fund”, and collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with the applicable Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Funds and to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended March 31, 2020, unless otherwise indicated below. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses. Additionally, the Board considered the performance of each Fund relative to a peer group of the Fund’s most direct competitors (each, a “Selected Peer Group”), which were identified by the Adviser based on a combination of quantitative and qualitative considerations, including a fund’s classification as a strategic beta solution (i.e., tracking an index based on factors other than market capitalization); the comparability of the fund’s investment objectives, strategy, and geographic coverage; the comparability of the issuer’s distribution

Approval of Advisory Agreements and Board Considerations (Unaudited) (Continued)

and operating model, brand recognition as an ETF issuer, and ETF market share; and correlations with a fund’s historical net flows, total expense ratio, and overall ETF market share.

Nationwide Risk-Based U.S. Equity ETF: The Board noted that, for the one-year and since inception periods, the Fund’s performance was generally in line with that of its underlying index before fees and expenses, but had trailed the performance of the S&P 500 Index. The Board further noted that, for the one-year period ended May 31, 2020, the Fund had underperformed the median for funds in the universe of U.S. Large Blend ETFs as reported by Morningstar (the “Category Peer Group”), as well as the S&P 500 Index. The Board also considered that, for the period ended March 31, 2020, the Fund slightly underperformed the median for its Selected Peer Group, and the Fund’s performance was well within the range of returns of funds in the Selected Peer Group.

Nationwide Risk-Based International Equity ETF: The Board noted that, for the one-year and since inception periods, the Fund’s performance was generally in line with that of its underlying index before fees and expenses, and outperformed the MSCI EAFE Index. The Board further noted that, for the one-year period ended May 31, 2020, the Fund had outperformed the median for funds in the universe of U.S. Foreign Large Blend ETFs as reported by Morningstar (the “Category Peer Group”), as well as the MSCI EAFE Index. The Board also considered that, for the period ended March 31, 2020, the Fund outperformed the median for its Selected Peer Group.

Nationwide Maximum Diversification U.S. Core Equity ETF: The Board noted that, for the one-year and since inception periods, the Fund’s performance was generally in line with that of its underlying index before fees and expenses, but had trailed the performance of the MSCI USA Index. The Board further noted that, for the one-year period ended May 31, 2020, the Fund had outperformed the median for funds in the universe of U.S. Large Blend ETFs as reported by Morningstar (the “Category Peer Group”) and slightly outperformed the MSCI USA Index. The Board also considered that, for the period ended March 31, 2020, the Fund’s performance was in line with the median for its Selected Peer Group.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group as follows:

Nationwide Risk-Based U.S. Equity ETF: The Board noted that the expense ratio for the Fund was higher than the median of its Category Peer Group, but well within the range of expense ratios for the Category Peer Group. The Board further noted that the Fund’s expense ratio was higher than the median, but within the range of expense ratios, of its Selected Peer Group, although the Selected Peer Group was determined based on factors including the correlation of expense ratios between peer funds and the Fund. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, passively-managed ETFs, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

Nationwide Risk-Based International Equity ETF: The Board noted that the expense ratio for the Fund was higher than the median of its Category Peer Group, but well within the range of expense ratios for the Category Peer Group. The Board further noted that the Fund’s expense ratio was higher than the median, but within the range of expense ratios, of its Selected Peer Group, although the Selected Peer Group was determined based on factors including the correlation of expense ratios between peer funds and the Fund. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, passively-managed ETFs, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

Nationwide Maximum Diversification U.S. Core Equity ETF: The Board noted that the expense ratio for the Fund was higher than the median of its Category Peer Group, but well within the range of expense ratios for the Category Peer Group. The Board further noted that the Fund’s expense ratio was higher than the median, but within the range of expense ratios, of its Selected Peer Group, although the Selected Peer Group was determined based on factors including the correlation of expense ratios between peer funds and the Fund. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, passively-managed ETFs, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

Approval of Advisory Agreements and Board Considerations (Unaudited) (Continued)

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b 1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared with the applicable Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21 22, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Sub-Advisory Agreement (the “Agreement”) among Nationwide Fund Advisors (“Nationwide” or the “Adviser”), Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”), and the Trust, on behalf of the Nationwide Risk-Based U.S. Equity ETF, Nationwide Risk-Based International Equity ETF, and Nationwide Maximum Diversification U.S. Core Equity ETF (each, a “Fund” or collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Funds; (iv) the extent to which the sub-advisory fee for each Fund reflects economies of scale shared with the applicable Fund shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Funds. The Board noted the responsibilities that VIA has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

Approval of Advisory Agreements and Board Considerations (Unaudited) (Continued)

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds. The Board further considered the oral information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended March 31, 2020. Because each Fund is designed to track the performance of an index that is not affiliated with the Sub-Adviser, the Board considered the extent to which each Fund tracked its index before fees and expenses.

Nationwide Risk-Based U.S. Equity ETF: The Board noted that the Fund performed in line with its underlying index before fees and expenses for the one-year and since inception periods.

Nationwide Risk-Based International Equity ETF: The Board noted that the Fund slightly underperformed its underlying index before fees and expenses for the one-year and since inception periods.

Nationwide Maximum Diversification U.S. Core Equity ETF: The Board noted that the Fund performed in line with its underlying index before fees and expenses for the one-year and since inception periods.

Cost of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by Nationwide to VIA for its services to each Fund. The Board considered that the fees paid to VIA are paid by Nationwide and noted that the fee reflected an arm’s-length negotiation between Nationwide and VIA. The Board also took into account analyses of VIA’s profitability with respect to each Fund.

The Board expressed the view that VIA might realize economies of scale in managing the Funds as assets grow in size and noted that the fee schedule includes breakpoints as assets grow in size. The Board further noted that because each Fund pays Nationwide a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to Nationwide, rather than to the applicable Fund shareholders. Consequently, the Board determined that it would monitor fees as each Fund grows to determine whether economies of scale were being effectively shared with the applicable Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Federal Tax Information (Unaudited)

For the fiscal year ended August 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Nationwide Risk-Based U.S. Equity ETF	100.00%
Nationwide Risk-Based International Equity ETF	93.89%
Nationwide Maximum Diversification U.S. Core Equity ETF	99.68%
Nationwide Risk-Managed Income ETF	98.77%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2020 was as follows:

Nationwide Risk-Based U.S. Equity ETF	100.00%
Nationwide Risk-Based International Equity ETF	91.68%
Nationwide Maximum Diversification U.S. Core Equity ETF	98.63%
Nationwide Risk-Managed Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Nationwide Risk-Based U.S. Equity ETF	0.00%
Nationwide Risk-Based International Equity ETF	0.00%
Nationwide Maximum Diversification U.S. Core Equity ETF	0.00%
Nationwide Risk-Managed Income ETF	0.00%

Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the fiscal year ended August 31, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Nationwide Risk-Based U.S. Equity ETF	$—	$—	—
Nationwide Risk-Based International Equity ETF	274,654	0.0617200	100.00%
Nationwide Maximum Diversification U.S. Core Equity ETF	—	—	—
Nationwide Risk-Managed Income ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.etf.nationwide.com daily.

Information About Proxy Voting (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etf.nationwide.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.etf.nationwide.com.

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Adviser

Nationwide Fund Advisors
One Nationwide Plaza
Columbus, Ohio 43215

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Sub-Adviser (Risk-Managed Income ETF)

Harvest Volatility Management, LLC
420 Lexington Avenue, Suite 2620
New York, New York, 10170

Index Provider- Risk-Based ETFs

Rothschild & Co Risk Based Investments LLC
1251 Avenue of the Americas
New York, New York 10020

Index Provider- Maximum Diversification ETF

TOBAM S.A.S.
49/53 Avenue Des Champs-Elysees
Paris, France 75008

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Nationwide Risk-Based U.S. Equity ETF

Symbol – RBUS	CUSIP – 26922A677

Nationwide Risk-Based International Equity ETF

Symbol – RBIN	CUSIP – 26922A669

Nationwide Maximum Diversification U.S. Core Equity ETF

Symbol – MXDU	CUSIP – 26922A651

Nationwide Risk-Managed Income ETF

Symbol – NUSI	CUSIP – 26922A172

AR-ETF (10/20)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Nationwide Risk-Based U.S. Equity ETF

	FYE 8/31/2020	FYE 8/31/2019
Audit Fees	$14,000	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

Nationwide Risk-Based International Equity ETF

	FYE 8/31/2020	FYE 8/31/2019
Audit Fees	$14,500	$14,500
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

Nationwide Maximum Diversification U.S. Core Equity ETF

	FYE 8/31/2020	FYE 8/31/2019
Audit Fees	$14,000	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

Nationwide Risk-Managed Income ETF

	FYE 8/31/2020	FYE 8/31/2019
Audit Fees	$14,500	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,000	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Nationwide Risk-Based U.S. Equity ETF

	FYE 8/31/2020	FYE 8/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Nationwide Risk-Based International Equity ETF

	FYE 8/31/2020	FYE 8/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Nationwide Maximum Diversification U.S. Core Equity ETF

	FYE 8/31/2020	FYE 8/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Nationwide Risk-Managed Income ETF

	FYE 8/31/2020	FYE 8/31/2019
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Nationwide Risk-Based U.S. Equity ETF

Non-Audit Related Fees	FYE 8/31/2020	FYE 8/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Nationwide Risk-Based International Equity ETF

Non-Audit Related Fees	FYE 8/31/2020	FYE 8/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Nationwide Maximum Diversification U.S. Core Equity ETF

Non-Audit Related Fees	FYE 8/31/2020	FYE 8/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Nationwide Risk-Managed Income ETF

Non-Audit Related Fees	FYE 8/31/2020	FYE 8/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/23/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	10/23/2020

*	Print the name and title of each signing officer under his or her signature.